UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22987

Pioneer ILS Interval Fund
(Exact name of registrant as specified in charter)

15935 La Cantera Parkway, San Antonio, Texas 78256
(Address of principal executive offices) (ZIP code)

Christopher J. Kelley, Victory Capital Management Inc.
60 State Street, Boston, MA 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code: (617)
742-7825
Date of fiscal year end: October 31
Date of reporting period: October 31, 2025

Form
N-CSR
is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to shareholders under Rule
30e-1
under the Investment Company Act of 1940 (17 CFR
270.30e-1). The
Commission may use the information provided on Form
N-CSR
in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form
N-CSR,
and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form
N-CSR
unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORT TO STOCKHOLDERS.

Pioneer ILS Interval Fund
Annual: Full Financials | October 31, 2025

Ticker Symbol: XILSX

visit us:

vcm.com

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Portfolio Management Discussion  |  10/31/25
In the following interview, Chin Liu discusses the factors that affected the performance of the Pioneer ILS Interval Fund (the "Fund") during the 12-month period ended
October 31, 2025
. Mr. Liu, Managing Director, Director of Insurance-Linked Securities (ILS) and Fixed Income Solutions, and a portfolio manager at Pioneer Investments, a Victory Capital Investment Franchise, is responsible for the day-to-day management of the Fund, along with P. Campbell Brown, a vice president and a portfolio manager at Pioneer Investments, a Victory Capital Investment Franchise.
Q	How did the Fund perform during the 12-month period ended October 31, 2025?
A	Pioneer ILS Interval Fund returned 18.66% at net asset value (NAV) during the 12-month period ended October 31, 2025, while the Fund’s benchmark, the ICE Bank of America (ICE BofA) 3-month US Treasury Bill Index, returned 4.34%.
Q	What were some key factors that affected the performance of ILS, and the Fund’s performance, during the 12-month period ended October 31, 2025?
A	In our view, one of the main value propositions of the ILS asset class has continued to be that the sources of risk, return and liquidity for ILS investments have remained structurally uncorrelated with those of the vast majority of other asset classes. That characteristic continued to exhibit itself throughout the 12-month period, especially when compared to the volatility in nearly all traditional asset classes. Since inception, the Fund has exhibited little to no correlation to the broader capital markets.
During the year, the Fund collected a sufficient amount of income to offset a reasonable level of losses and thus providing shareholders in the Fund with what we believe is an attractive return that is not correlated with the capital markets. The majority of the overall losses associated with the events during the period, outlined below, were expected to be retained by the primary insurers, and to have little impact on the reinsurance industry.
In January 2025, two separate wildfires impacted the re/insurance industry, the ILS market and the Fund. The

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Palisades fire resulted in 973 structures damaged and 6,837 structures destroyed. Verisk Analytics, Inc. an American multinational data analytics and risk assessment firm, estimated insured losses for this event are between $20 billion to $25 billion. The Eaton fire resulted in 1,074 structures damaged and 9,414 structures destroyed. Verisk estimated insured losses for this event are between $8 billion and $10 billion.
As expected, these wildfires led to modest losses to quota shares and collateralized re/insurance investments. The causes of the Palisades and Eaton fires are still under investigation, and it is still early with regard to evaluating subrogation. Subrogation (where a power company is deemed responsible for a wildfire) can materially reduce the impact to insurers. The process of determining the cause of the wildfire, liability and the possible loss recover to the re/insurance industry will take time. The re/insurance industry, ILS managers and Pioneer Investments will continue to follow this situation closely. There is no subrogation benefit incorporated into the NAV of the Fund.
As of October 31, 2025, the North Atlantic hurricane season resulted in 13 named storms, 5 hurricanes of which 4 were considered major hurricanes. These events did not make direct landfall in the United States. For those making landfall in other locations, most of the insured losses were retained by insurance companies with de minimis impact on the reinsurance industry. Collectively, these events were considered attritional losses and well within the annual loss budget. In general, the Fund’s investments were mostly unaffected by the North Atlantic hurricane season.
Q	How would you describe your investment approach in managing the Fund during the 12-month period ended October 31, 2025, and in general?
A	We continued to maintain a steady approach that attempted to keep the Fund well diversified* across different regions and perils. We focused on sponsor quality and deal structure, and sought to avoid the riskiest layers of the ILS market. Our goal is to have the Fund broadly reflect the risks and returns associated with the reinsurance industry, collect sufficient premiums to help
*	Diversification does not assure a profit nor protect against loss.
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offset a reasonable level of losses, and to deliver a solid return for the Fund’s investors.
We typically have not invested the Fund in every ILS deal; instead, we seek to evaluate each investment for what we deem to be the appropriate structure and potential alignment of interest between the Fund and the ceding insurer. We believe this process may allow the Fund to limit potential conflicts of interest. In addition, we believe it could help mitigate the Fund’s exposure to the idiosyncratic risks associated with holding large positions with one reinsurer. We have remained focused on seeking to add value for the Fund’s shareholders through our security selection process, attention to sourcing investments that we believe offer attractive yields, and through management of the Fund’s risk profile.
We have determined that some sponsors have continually underperformed their peers when affected by losses, and so we have sought to avoid investing the Fund in those types of transactions. Additionally, some vehicles, such as catastrophe bonds, have tended to have greater concentration in Florida, and so we have continued to look for the best relative value across all vehicle types, while seeking to maintain peril and geographic diversification within the Fund's portfolio.
In addition, we have tended to avoid investing the Fund in aggregate (those that can be triggered by both the severity of a single loss and the frequency of multiple losses) transactions. In recent years, the industry has observed an increase in frequency of events, but not severity. Aggregate transactions have tended to pick up losses from both frequency and severity, while catastrophe models have often displayed better accuracy on evaluating severity.
Q	How would you characterize the pricing environment in the ILS market during the 12-month period ended October 31, 2025?
A	At the January 1, 2025 renewal, about 60% of the global total re/insurance transactions for the year were finalized, with the majority of the remaining 40% renewed during the March through July period. As we completed the January 1, 2025 renewals, we were encouraged by the continuation of trends we witnessed in

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2024 across the industry. This reinforces our positive outlook on this uncorrelated source of appealing returns.
At the mid-year renewals, the global insured losses were meaningfully lower than this time last year; however, elevated pricing was maintained. The Rate On Line (ROL) for private ILS formats and the cat bond market spread remain elevated and provide attractive total yield potential. The industry did observe some bifurcated pricing based on risk levels. For loss-free programs, pricing was flat to slightly up for risker layers and flat to slightly down for less risker layers. Overall, the Guy Carpenter US Property Catastrophe ROL Index grew by 1.2% year-over-year in 2024, and has increased by 107% since 2017.
Next, Pioneer Investments continues to see improved re/insurance structures, terms and conditions. Insurers are retaining more of the losses before re/insurance is deployed, resulting in reduced losses for re/insurance companies. The industry is also continuing to witness more consistency in contract wording.
Q	Did the Fund invest in any derivative securities during the 12-month period ended October 31, 2025? If so, did the derivatives have any effect on performance?
A	The Fund invests in some forward foreign currency contracts (currency forwards) in an effort to mitigate the risk associated with investments denominated in non-US dollar currencies. This aspect of our investment approach had no material effect on the Fund’s performance during the 12-month period.
Q	Could you discuss the Fund’s distributions ** to shareholders during the 12-month period ended October 31, 2025?
A	The Fund makes an annual distribution soon after its fiscal year-end. Distributions are determined each year based on the premiums earned from the Fund’s investments over the previous 12 months. In December 2024, the Fund paid a dividend of $1.1664 per share. The Fund’s next distribution is scheduled to occur in early December 2025.
**	Distributions and dividends are not guaranteed.
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Q	What is your investment outlook for the ILS market as of October 31, 2025?
A	As noted above, at the January 1 renewal, about 60% of the global re/insurance transactions for the year are finalized, with the majority of the remaining 40% renewing during the March through July period.
With approximately 60 days until the “1/1” renewal, many insurers, reinsurers and market observers are expecting a continuation of the broad pricing environment and conditions which have historically represented an attractive point in the re/insurance pricing cycle to deploy capital.
However, with meaningful returns delivered since January 1, 2023 and a quiet hurricane season in 2025, it is only rational for the industry to expect some price reductions from the historic highs. Pioneer Investments expects that the overall ROL to decrease modestly on a year-over-year basis.
It is important to understand that actual ROL changes will vary by loss-free versus loss-impacted programs and several other factors. Equally importantly to price, the industry expects some of the favorable “terms and conditions” achieved over the past few years, such as higher retention levels in property catastrophe treaties are anticipated to endure. Higher retention levels have tended to mitigate ILS investors from small scale losses that are typically associated with secondary perils, such as tornado, hail, etc.
With such market trends, we believe Pioneer Investments long-term track record, stable capacity, and vehicle agnostic approach will be critical to effective cycle management. As the Pioneer Investments ILS team continues through the year-end renewal, we will do so with sustained underwriting discipline and continued focus on counterparty and risk selection. We will continue to operate and manage our dedicated ILS funds consistent with their goals and objectives.
Of course, past performance is no guarantee of future results.

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Please refer to the Schedule of Investments on pages 14  - 26 for a full listing of Fund securities.
All investments are subject to risk, including the possible loss of principal. In the past several years, financial markets have experienced increased volatility and heightened uncertainty. The market prices of securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political, or regulatory conditions, recessions, inflation, changes in interest or currency rates, lack of liquidity in the bond markets, the spread of infectious illness or other public health issues, armed conflict including Russia's military invasion of Ukraine, sanctions against Russia, other nations or individuals or companies and possible countermeasures, market disruptions caused by tariffs, trade disputes or other government actions, or adverse investor sentiment. These conditions may continue, recur, worsen or spread.
The Fund is a non-diversified, closed-end management investment company designed primarily as a long-term investment.
The Fund is operated as an interval fund, meaning each quarter, the Fund will offer to repurchase a percentage of the Fund’s outstanding shares. Although the Fund will make quarterly repurchase offers, the Fund’s shares should be considered illiquid.
The Fund invests primarily in insurance-linked securities (“ILS”). ILS include event-linked bonds, quota share instruments (also known as “reinsurance sidecars”), collateralized reinsurance investments, industry loss warranties and other insurance and reinsurance-related securities.
The Fund could lose a portion or all of the principal it has invested in an ILS, and the right to additional interest and/or dividend payments with respect to the security, upon the occurrence of one or more trigger events, as defined within the terms of the security. Trigger events may include natural or other perils of a specific size or magnitude that occur in a designated geographic region during a specified time period, and/or that involve losses or other metrics that exceed a specific amount.
ILS may expose the Fund to other risks, including, but not limited to, issuer (credit) default, adverse regulatory or jurisdictional interpretations and adverse tax consequences. The Fund has limited transparency into the individual contracts underlying certain ILS, which may make the risk assessment of such securities more difficult.
The size of the ILS market may change over time, which may limit the availability of ILS for investment. The availability of ILS in the secondary market may also be limited.
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ILS in which the Fund invests may have limited liquidity or may be illiquid and, therefore, may be impossible or difficult to purchase, sell, or unwind. ILS also may be difficult to value.
The values of Fund holdings may go up or down, due to market conditions, inflation, changes in interest or currency rates, lack of liquidity in the financial markets or adverse investor sentiment.
Investments in high yield or lower-rated securities are subject to greater-than average price volatility, illiquidity, and possibility of default.
The market price of securities may fluctuate when interest rates change. When interest rates rise, the prices of fixed income securities held by the Fund will generally fall. Conversely, when interest rates fall, the prices of fixed income securities held by the Fund will generally rise.
The Fund's investments, payment obligations and financing terms may be based on floating rates. Until recently, a commonly used reference rate for floating rate securities was LIBOR (London Interbank Offered Rate). ICE Benchmark Administration, the administrator of LIBOR, has ceased publication of most LIBOR settings on a representative basis. In the United States a common floating rate replacement is the Secured Overnight Financing Rate (SOFR).  There remains uncertainty regarding the nature of any replacement rate and the impact of the transition from LIBOR on the Fund, issuers of instruments in which the Fund invests, and financial markets generally.
Investments in the Fund are subject to possible loss due to the financial failure of issuers of underlying securities and their inability to meet their debt obligations.
The Fund may use derivatives, such as swaps, inverse floating-rate obligations and others, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on the Fund’s performance. Derivatives may have a leveraging effect.
Investing in foreign and/or emerging market securities involves risks relating to interest rates, currency exchange rates, and economic, social and political conditions, which could increase volatility. These risks are magnified in emerging markets.
To the extent the Fund invests a significant percentage of its assets in a single industry, such as the financial segment, the Fund may be particularly susceptible to adverse economic, regulatory or other events affecting that industry and may be more risky than a Fund that does not concentrate in an industry.

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As a non-diversified Fund, the Fund can invest a higher percentage of its assets in the securities of any one or more issuers than a diversified fund. Being non-diversified may magnify the Fund’s losses from adverse events affecting a particular issuer.
Before investing, consider the product’s investment objectives, risks, charges and expenses. Contact your advisor or Victory Capital Management Inc., for a prospectus or summary prospectus containing this information. Read it carefully. There is no assurance that these and other strategies used by the Fund will be successful.
Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund’s historical or future performance are statements of opinion as of the date of this report. Past performance is no guarantee of future results.
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Portfolio Summary  |  10/31/25
Portfolio Diversification

(As a percentage of total investments)*
Sector Diversification by Risk

(As a percentage of total investments)*

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10 Largest Holdings

(As a percentage of total investments)*
1.	Thopas Re 2025, 12/31/30	7.21%
2.	PI0047 2024-1, 12/31/29	6.76
3.	Gullane Re 2025, 12/31/30	6.41
4.	Bantry Re 2025, 6/30/31	5.68
5.	Berwick Re 2025, 12/31/30	5.64
6.	Pangaea Re 2025-3 , 7/1/31	4.35
7.	Bantry Re 2025, 12/31/30	4.16
8.	Sector Re V, 12/1/29 (144A)	4.11
9.	Carnoustie Re 2025, 12/31/30	3.48
10.	Merion Re 2022-2, 12/31/27	3.24
*  Excludes short-term investments and all derivative contracts except for options purchased. The Fund is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any securities.
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Prices and Distributions  |  10/31/25
Net Asset Value per Share
	10/31/25	10/31/24
Net Asset Value	$10.21	$9.75
Distributions per Share
	Net Investment Income	Short-Term Capital Gains	Long-Term Capital Gains
11/1/24 – 10/31/25	$1.1664	$—	$—
Index Definition
The
ICE Bank of America (ICE BofA) 3-Month U.S. Treasury Bill Index
is an unmanaged market index of U.S. Treasury securities maturing in 90 days, that assumes reinvestment of all income. Indices are unmanaged and their returns assume reinvestment of dividends and do not reflect any fees or expenses associated with a closed-end interval fund. It is not possible to invest directly in an index.
The index defined here pertains to the “Value of $1,000,000 Investment” chart appearing on page 13.

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Performance Update  |  10/31/25
Investment Returns

The mountain chart on the right shows the change in market value, including the reinvestment of dividends and distributions, of a $1,000,000 investment made in common shares of Pioneer ILS Interval Fund during the periods shown, compared to that of the ICE Bank of America (ICE BofA) 3-Month U.S. Treasury Bill Index.
Average Annual Total Return (As of October 31, 2025)
Period	Net Asset Value (NAV)	ICE BofA 3-Month U.S. Treasury Bill Index
10 Years	6.23%	2.12%
5 Years	10.22	3.04
1 Year	18.66	4.34
Expense Ratio (Per prospectus dated April 1, 2025)
Gross	Net
1.94%	1.94%
Value of $1,000,000 Investment
Call 1-800-225-6292 or visit www.pioneerinvestments.com  for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.
Performance data shown represents past performance. Past performance is no guarantee of future results. Investment return and market price will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.
NAV results represent the percent change in net asset value per share. Performance, including short-term performance, is not indicative of future results. All results are historical and assume the reinvestment of dividends and capital gains.
The Fund does not assess a sales charge. Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.
The performance table and graph do not reflect the deduction of fees and taxes that a shareholder would pay on Fund distributions.
Please refer to the financial highlights for a more current expense ratio.
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Schedule of Investments  |  10/31/25

Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS — 100.3%
	Insurance-Linked Securities — 99.3% of Net Assets#
	Event Linked Bonds — 20.8%
	Earthquake – Canada — 0.1%
1,000,000(a)	Ursa Re, 11.378%, (GSMMUSTI + 750 bps), 2/22/28 (144A)	$ 1,015,300
	Earthquakes – California — 0.7%
2,750,000(a)	Torrey Pines Re, 8.36%, (BRMMUSDF + 450 bps), 6/7/28 (144A)	$ 2,845,425
2,250,000(a)	Torrey Pines Re, 10.36%, (BRMMUSDF + 650 bps), 6/7/28 (144A)	2,320,200
		$ 5,165,625

	Earthquakes – Chile — 0.1%
750,000(a)	International Bank for Reconstruction & Development, 8.884%, (SOFR + 479 bps), 3/31/26 (144A)	$ 755,250
	Earthquakes – Mexico — 0.2%
1,000,000(a)	International Bank for Reconstruction & Development, 8.31%, (SOFR + 422 bps), 4/24/28 (144A)	$ 1,027,300
500,000(a)	International Bank for Reconstruction & Development, 15.31%, (SOFR + 1,122 bps), 4/24/28 (144A)	511,000
		$ 1,538,300

	Earthquakes – U.S. — 0.2%
1,500,000(a)	Veraison Re, 8.616%, (GSMMUSTI + 474 bps), 3/8/27 (144A)	$ 1,542,450
	Flood – U.S. — 2.6%
12,900,000(a)	FloodSmart Re, 18.21%, (FHMMUSTF + 1,436 bps), 3/12/27 (144A)	$ 13,809,450
2,450,000(a)	FloodSmart Re, 21.00%, (FHMMUSTF + 1,715 bps), 3/11/26 (144A)	2,537,955
2,500,000(a)	FloodSmart Re, 21.431%, (3 Month U.S. Treasury Bill + 1,763 bps), 3/12/27 (144A)	2,628,000
750,000(a)	FloodSmart Re, 26.201%, (1 Month U.S. Treasury Bill + 2,240 bps), 3/11/26 (144A)	300,000
		$ 19,275,405

	Multiperil – Puerto Rico — 0.0% †
250,000(a)	Puerto Rico Parametric Re, 12.801%, (1 Month U.S. Treasury Bill + 900 bps), 6/7/27 (144A)	$ 266,250
The accompanying notes are an integral part of these financial statements.

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Principal Amount USD ($)		Value
	Multiperil – U.S. — 3.2%
1,000,000(a)	Atela Re, Ltd., 18.11%, (BRMMUSDF + 1,425 bps), 5/9/27 (144A)	$ 1,104,100
500,000(a)	Finca Re, 9.051%, (3 Month U.S. Treasury Bill + 525 bps), 6/7/28 (144A)	520,150
750,000(a)	Four Lakes Re, 12.78%, (BRMMUSDF + 892 bps), 1/7/27 (144A)	774,450
2,500,000(a)	Herbie Re, 10.78%, (JMMMUSTF + 690 bps), 1/7/28 (144A)	2,541,250
1,500,000(a)	Herbie Re, 13.701%, (3 Month U.S. Treasury Bill + 990 bps), 1/7/28 (144A)	1,549,200
500,000(a)	Herbie Re, 14.551%, (3 Month U.S. Treasury Bill + 1,075 bps), 1/8/29 (144A)	536,300
1,000,000(a)	Herbie Re, 26.801%, (3 Month U.S. Treasury Bill + 2,300 bps), 1/8/27 (144A)	1,032,300
350,000(a)	Hypatia Re, 14.301%, (3 Month U.S. Treasury Bill + 1,050 bps), 4/8/26 (144A)	363,510
2,000,000(a)	Merna Re Companywide, 10.801%, (3 Month U.S. Treasury Bill + 700 bps), 7/7/28 (144A)	2,148,200
1,000,000(a)	Merna Re Enterprise, 11.551%, (3 Month U.S. Treasury Bill + 775 bps), 7/7/28 (144A)	1,040,600
1,500,000(a)	Merna Re II, 11.348%, (GSMMUSTI + 747 bps), 7/7/27 (144A)	1,601,550
1,000,000(a)	Merna Re II, 12.258%, (GSMMUSTI + 838 bps), 7/7/26 (144A)	1,048,900
3,000,000(a)	Merna Re II, 12.368%, (GSMMUSTI + 849 bps), 7/7/27 (144A)	3,143,100
2,500,000(a)	Mystic Re, 15.878%, (GSMMUSTI + 1,200 bps), 1/8/27 (144A)	2,657,500
250,000(a)	Sanders Re, 7.87%, (JMMMUSTF + 399 bps), 4/7/29 (144A)	254,975
1,250,000(a)	Sanders Re, 9.24%, (JMMMUSTF + 536 bps), 4/7/29 (144A)	1,298,875
1,975,000(a)	Sanders Re, 9.42%, (BRMMUSDF + 556 bps), 4/7/28 (144A)	2,088,365
250,000(a)	Sanders Re III, 9.33%, (BRMMUSDF + 547 bps), 4/7/27 (144A)	259,975
		$ 23,963,300

	Multiperil – U.S. & Canada — 2.8%
1,000,000(a)	3264 Re, 11.378%, (GSMMUSTI + 750 bps), 6/8/28 (144A)	$ 1,054,100
2,000,000(a)	Bridge Street Re, 7.88%, (JMMMUSTF + 400 bps), 1/7/28 (144A)	2,043,400
1,000,000(a)	Easton Re, 11.301%, (3 Month U.S. Treasury Bill + 750 bps), 1/8/27 (144A)	1,027,300
The accompanying notes are an integral part of these financial statements.
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Schedule of Investments  |  10/31/25
(continued)
Principal Amount USD ($)		Value
	Multiperil – U.S. & Canada — (continued)
2,750,000(a)	Galileo Re, 10.878%, (GSMMUSTI + 700 bps), 1/7/28 (144A)	$ 2,885,300
1,500,000(a)	Kilimanjaro II Re, 11.11%, (BRMMUSDF + 725 bps), 6/30/28 (144A)	1,579,050
250,000(a)	Matterhorn Re, 9.926%, (SOFR + 575 bps), 12/8/25 (144A)	250,625
2,000,000(a)	Mona Lisa Re, 16.36%, (BRMMUSDF + 1,250 bps), 1/8/26 (144A)	2,039,000
5,000,000(a)	Northshore Re II, 8.801%, (3 Month U.S. Treasury Bill + 500 bps), 4/7/28 (144A)	5,098,500
3,000,000(a)	Ocelot Re, 8.301%, (3 Month U.S. Treasury Bill + 450 bps), 2/26/29 (144A)	3,074,400
2,000,000(a)	Ramble Re, 10.281%, (3 Month U.S. Treasury Bill + 648 bps), 3/5/27 (144A)	2,010,600
		$ 21,062,275

	Multiperil – U.S. Regional — 0.3%
2,345,458(a)	Matterhorn Re, 5.36%, (BRMMUSDF + 150 bps), 1/8/27 (144A)	$ 2,089,100
	Multiperil – Worldwide — 0.4%
2,000,000(a)	Kendall Re, 10.128%, (GSMMUSTI + 625 bps), 4/30/27 (144A)	$ 2,103,200
750,000(a)	Kendall Re, 11.616%, (GSMMUSTI + 774 bps), 4/30/27 (144A)	788,550
		$ 2,891,750

	Windstorm – Florida — 3.6%
1,000,000(a)	Armor Re, 14.06%, (BRMMUSDF + 1,020 bps), 5/7/27 (144A)	$ 1,085,500
3,000,000(a)	First Coast Re, 11.301%, (3 Month U.S. Treasury Bill + 750 bps), 3/10/28 (144A)	3,143,400
1,500,000(a)	Hestia Re, 10.551%, (T-BILL + 675 bps), 3/13/28 (144A)	1,535,850
2,000,000(a)	Hestia Re, 12.051%, (1 Month U.S. Treasury Bill + 825 bps), 3/13/28 (144A)	2,081,000
1,000,000(a)	Integrity Re, 11.801%, (1 Month U.S. Treasury Bill + 800 bps), 6/6/27 (144A)	1,046,900
1,000,000(a)	Integrity Re, 11.801%, (1 Month U.S. Treasury Bill + 800 bps), 6/6/28 (144A)	1,047,200
1,000,000(a)	Integrity Re, 13.551%, (1 Month U.S. Treasury Bill + 975 bps), 6/6/27 (144A)	1,056,900
500,000(a)	Integrity Re, 13.551%, (1 Month U.S. Treasury Bill + 975 bps), 6/6/28 (144A)	528,200
2,250,000(a)	Integrity Re, 16.051%, (1 Month U.S. Treasury Bill + 1,225 bps), 6/6/28 (144A)	2,404,575
The accompanying notes are an integral part of these financial statements.

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10/31/25

Principal Amount USD ($)		Value
	Windstorm – Florida — (continued)
1,000,000(a)	Integrity Re, 17.172%, (FHMMUSTF + 1,332 bps), 6/6/26 (144A)	$ 1,065,000
1,000,000(a)	Integrity Re, 26.646%, (FHMMUSTF + 2,280 bps), 6/6/26 (144A)	1,128,300
1,250,000(a)	Integrity Re, 29.301%, (1 Month U.S. Treasury Bill + 2,550 bps), 6/6/27 (144A)	1,430,375
1,000,000(a)	Marlon Re, 11.186%, (JMMMUSTF + 731 bps), 6/7/27 (144A)	1,070,200
500,000(a)	Merna Re II, 12.628%, (GSMMUSTI + 875 bps), 7/7/27 (144A)	532,650
2,500,000(a)	Palm Re, 13.501%, (1 Month U.S. Treasury Bill + 970 bps), 6/7/27 (144A)	2,673,500
3,000,000(a)	Purple Re, 11.051%, (1 Month U.S. Treasury Bill + 725 bps), 6/7/28 (144A)	3,189,600
2,000,000(a)	Purple Re, 11.551%, (1 Month U.S. Treasury Bill + 775 bps), 6/7/28 (144A)	2,095,800
		$ 27,114,950

	Windstorm – Louisiana — 0.2%
1,000,000(a)	Bayou Re, 22.924%, (JMMMUSTF + 1,904 bps), 5/26/26 (144A)	$ 1,100,900
	Windstorm – Mexico — 0.3%
2,000,000(a)	International Bank for Reconstruction & Development, 17.845%, (SOFR + 1,372 bps), 4/24/28 (144A)	$ 2,184,000
	Windstorm - New York — 0.6%
4,250,000(a)	MetroCat Re, 9.584%, (GSMMUSTF + 575 bps), 5/8/26 (144A)	$ 4,315,875
	Windstorm – North Carolina — 0.8%
5,800,000(a)	Cape Lookout Re, 10.75%, (FHMMUSTF + 690 bps), 3/13/32 (144A)	$ 6,095,220
	Windstorm – Texas — 1.6%
2,000,000(a)	Alamo Re, 12.284%, (FHMMUSTF + 843 bps), 6/7/27 (144A)	$ 2,148,800
3,000,000(a)	Alamo Re, 15.73%, (FHMMUSTF + 1,188 bps), 6/7/26 (144A)	3,156,000
1,500,000(a)	Bluebonnet Re, 12.35%, (FHMMUSTF + 850 bps), 6/7/28 (144A)	1,606,650
2,000,000(a)	Bluebonnet Re, 15.60%, (FHMMUSTF + 1,175 bps), 6/7/28 (144A)	2,179,000
The accompanying notes are an integral part of these financial statements.
Pioneer ILS Interval Fund |
Annual
 |
10/31/25

Schedule of Investments  |  10/31/25
(continued)
Principal Amount USD ($)		Value
	Windstorm – Texas — (continued)
1,500,000(a)	Bluebonnet Re, 15.88%, (JMMMUSTF + 1,200 bps), 6/7/27 (144A)	$ 1,620,150
1,000,000(a)	Merna Re II, 12.551%, (3 Month U.S. Treasury Bill + 875 bps), 7/7/28 (144A)	1,062,000
		$ 11,772,600

	Windstorm – U.S. Gulf — 0.1%
500,000(a)	3264 Re, 21.85%, (FHMMUSTF + 1,800 bps), 7/8/27 (144A)	$ 554,150
	Windstorm – U.S. Multistate — 1.9%
3,000,000(a)	Chartwell Re, 9.88%, (JMMMUSTF + 600 bps), 6/7/28 (144A)	$ 3,144,900
2,000,000(a)	Chartwell Re, 10.88%, (JMMMUSTF + 700 bps), 6/7/28 (144A)	2,077,800
750,000(a)	Chartwell Re, 13.13%, (JMMMUSTF + 925 bps), 6/7/28 (144A)	787,125
4,000,000(a)	Citrus Re, 11.63%, (BRMMUSDF + 775 bps), 6/7/28 (144A)	4,129,600
1,750,000(a)	Gateway Re, 3.86%, (BRMMUSDF + 0 bps), 12/22/25 (144A)	1,741,250
1,250,000(a)	Gateway Re, 9.701%, (1 Month U.S. Treasury Bill + 590 bps), 7/8/27 (144A)	1,302,875
1,000,000(a)	Gateway Re, 14.74%, (BRMMUSDF + 1,088 bps), 7/8/26 (144A)	1,057,000
		$ 14,240,550

	Windstorm – U.S. Regional — 0.6%
1,000,000(a)	Citrus Re, 12.511%, (3 Month U.S. Treasury Bill + 871 bps), 6/7/26 (144A)	$ 1,039,900
1,250,000(a)	Citrus Re, 13.05%, (BRMMUSDF + 919 bps), 6/7/27 (144A)	1,324,875
1,750,000(a)	Citrus Re, 14.30%, (BRMMUSDF + 1,044 bps), 6/7/27 (144A)	1,876,350
		$ 4,241,125

	Winterstorm – Florida — 0.5%
3,500,000(a)	Lightning Re, 14.878%, (GSMMUSTI + 1,100 bps), 3/31/26 (144A)	$ 3,640,350
	Total Event Linked Bonds	$154,824,725

The accompanying notes are an integral part of these financial statements.

Pioneer ILS Interval Fund |
Annual
 |
10/31/25

Face Amount USD ($)		Value
	Collateralized Reinsurance — 22.0%
	Multiperil – Massachusetts — 0.1%
750,000(b)(c) +	Portsalon Re 2022, 5/31/28	$ 673,950
	Multiperil – U.S. — 7.3%
46,241,115(b)(c) +	PI0047 2024-1, 12/31/29	$ 50,125,851
3,825,988(b)(c) +	PI0047 Re 2025, 6/30/31	4,041,797
11,084,286(b)(c) +	Riviera Re 2018-2, 4/30/26	443,371
		$ 54,611,019

	Multiperil – U.S. & Canada — 1.3%
1,364,000(b)(c) +	Falkirk Re 2025 , 3/31/31	$ 1,375,222
8,750,000(b)(c) +	Merion Re 2025-2 , 12/31/30	8,419,250
		$ 9,794,472

	Multiperil – Worldwide — 12.9%
8,750,000(b)(c) +	Amarnath Re 2025, 12/31/30	$ 8,924,125
10,000,000(b)(c) +	Cerulean Re 2018-B1, 7/31/26	—
12,500,000(b)(c) +	Cheltenham-PI0051 Re 2025, 5/31/29	11,875,000
4,000,000(b)(c) +	Dartmouth Re, 12/31/27	3,725,665
8,750,000(b)(c) +	Epsom Re 2025, 12/31/30	8,798,281
14,250,000(b)(c) +	Gamboge Re, 3/31/30	6,629,100
16,250,000(b)(c) +	Gamboge Re 2025, 3/31/31	16,424,822
6,150,000(b)(c) +	Kingston Heath Re 2025, 12/31/30	6,863,313
5,273,540(c) +	Lindrick Re 2018, 6/16/26	—
12,650,000(b)(c) +	Merion Re 2025-1, 12/31/30	12,831,031
13,750,000(b)(c) +	Old Head Re 2025, 12/31/30	13,762,447
2,767,000(b)(c) +	Phoenix 3 Re, 1/4/39	3,221,341
2,500,000(b)(c) +	Pine Valley Re 2025, 12/31/29	2,487,775
5,150,000(b)(c) +	Portsalon Re 2021, 6/30/26	193,780
5,250,000(b)(c) +	Walton Health Re 2022, 12/15/27	531,825
		$ 96,268,505

	Windstorm – U.S. — 0.1%
500,000(b)(c) +	Bongnor Regis-NPI0001, 1/15/26	$ 503,450
	Winterstorm – Florida — 0.3%
2,465,000(b)(c) +	Mangrove Risk Solutions, 5/31/30	$ 2,503,947
	Total Collateralized Reinsurance	$164,355,343

	Reinsurance Sidecars — 56.5%
	Multiperil – U.S. — 3.4%
24,301,637(b)(c) +	Carnoustie Re 2025, 12/31/30	$ 25,759,735
33,700,000(b)(d) +	Harambee Re 2018, 12/31/25	114,580
The accompanying notes are an integral part of these financial statements.
Pioneer ILS Interval Fund |
Annual
 |
10/31/25

Schedule of Investments  |  10/31/25
(continued)
Face Amount USD ($)		Value
	Multiperil – U.S. — (continued)
27,831,163(b)(d) +	Harambee Re 2019, 12/31/25	$ —
27,000,000(b)(d) +	Harambee Re 2020, 12/31/25	—
		$ 25,874,315

	Multiperil – U.S. Regional — 0.0%
5,110,275(b)(c) +	Brotherhood Re, 1/31/26	$ —
	Multiperil – Worldwide — 53.1%
2,000,000(b)(d) +	Alturas Re 2020-3, 9/30/26	$ —
7,273,599(b)(d) +	Alturas Re 2021-3, 7/31/26	203,661
7,796,973(b)(d) +	Alturas Re 2022-2, 12/31/27	276,013
9,295,000(b)(c) +	Banbury-PI0050 Re 2024, 3/31/30	9,743,521
29,560,000(b)(c) +	Bantry Re 2025, 12/31/30	30,847,028
38,030,369(b)(c) +	Bantry Re 2025, 6/30/31	42,085,305
51,030,677(b)(c) +	Berwick Re 2020-1, 12/31/25	—
40,774,052(b)(c) +	Berwick Re 2025, 12/31/30	41,810,270
6,545,000(b)(c) +	Clearwater Re 2025, 12/31/30	7,060,972
16,161,620(b)(c) +	Clearwater Re 2025, 3/31/31	18,289,241
3,340,000(b)(c) +	Eden Re II, 3/20/26 (144A)	187,407
125,000(b)(c) +	Eden Re II, 3/19/27 (144A)	441,814
123,000(c) +	Eden Re II, 3/17/28 (144A)	877,466
12,100,000(b)(c) +	Eden Re II, 3/19/30 (144A)	13,129,710
17,548,844(b)(c) +	Gleneagles Re 2022, 12/31/27	2,070,764
50,310,000(b)(c) +	Gullane Re 2025, 12/31/30	47,523,934
31,748,721(b)(c) +	Merion Re 2022-2, 12/31/27	24,033,782
23,150,000(b)(c) +	Pangaea Re 2025-1, 12/31/30	21,868,000
28,650,000(b)(c) +	Pangaea Re 2025-3 , 7/1/31	32,232,548
15,230,672(b)(c) +	Rosapenna Re 2025 , 6/30/31	17,259,116
20,646(b)(c) +	Sector Re V, 12/1/28 (144A)	566,735
10,710(b)(c) +	Sector Re V, 12/1/28 (144A)	293,991
24,000,000(b)(c) +	Sector Re V, 12/1/29 (144A)	30,468,000
20,750,000(b)(c) +	Sussex Re 2022, 12/31/27	—
19,180,000(b)(d) +	Thopas Re 2020, 12/31/25	86,310
40,000,000(b)(d) +	Thopas Re 2021, 12/31/25	192,000
43,771,241(b)(d) +	Thopas Re 2022, 12/31/27	—
45,672,917(b)(d) +	Thopas Re 2023, 12/31/28	—
45,672,917(b)(d) +	Thopas Re 2024, 12/31/29	223,797
48,350,000(b)(d) +	Thopas Re 2025, 12/31/30	53,460,595
27,500,000(b)(d) +	Viribus Re 2018, 12/31/25	—
11,676,844(b)(d) +	Viribus Re 2019, 12/31/25	—
The accompanying notes are an integral part of these financial statements.

Pioneer ILS Interval Fund |
Annual
 |
10/31/25

Face Amount USD ($)		Value
Multiperil – Worldwide — (continued)
23,750,000(d) +	Viribus Re 2023, 12/31/28	$ 539,125
3,958,334(d) +	Viribus Re 2024, 12/31/29	406,521
$396,177,626

	Total Reinsurance Sidecars	$ 422,051,941

	Total Insurance-Linked Securities (Cost $668,010,034)	$ 741,232,009

Shares
SHORT TERM INVESTMENTS — 1.0% of Net Assets
Open-End Fund — 1.0%
7,474,264(e)	Dreyfus Government Cash Management, Institutional Shares, 4.00%	$ 7,474,264
$ 7,474,264

	TOTAL SHORT TERM INVESTMENTS (Cost $7,474,264)	$ 7,474,264

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 100.3% (Cost $675,484,298)	$748,706,273
	OTHER ASSETS AND LIABILITIES — (0.3)%	$ (2,145,830)
	net assets — 100.0%	$ 746,560,443

bps	Basis Points.
BRMMUSDF	BlackRock Liquidity Fund Treasury Trust Fund Portfolio Fund Yield.
FHMMUSTF	Federated Hermes US Treasury Cash Reserves Fund Yield.
GSMMUSTI	Goldman Sachs Financial Square Treasury Solutions Fund Yield.
JMMMUSTF	JPMorgan 100% US Treasury Securities Money Market Fund Yield.
SOFR	Secured Overnight Financing Rate.
(144A)	The resale of such security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers. At October 31, 2025, the value of these securities amounted to $200,789,848, or 26.9% of net assets.
(a)	Floating rate note. Coupon rate, reference index and spread shown at October 31, 2025.
(b)	Non-income producing security.
(c)	Issued as participation notes.
(d)	Issued as preference shares.
(e)	Rate periodically changes. Rate disclosed is the 7-day yield at October 31, 2025.
The accompanying notes are an integral part of these financial statements.
Pioneer ILS Interval Fund |
Annual
 |
10/31/25

Schedule of Investments  |  10/31/25
(continued)
+	Security is valued using significant unobservable inputs (Level 3).
†	Amount rounds to less than 0.1%.
#	Securities are restricted as to resale (see Notes to Financial Statements — Note 1H).
Restricted Securities	Acquisition date	Cost	Value
3264 Re	6/24/2024	$ 500,000	$ 554,150
3264 Re	5/19/2025	1,000,000	1,054,100
Alamo Re	4/4/2024	2,000,000	2,148,800
Alamo Re	4/4/2024	3,000,000	3,156,000
Alturas Re 2020-3	7/1/2020	—	—
Alturas Re 2021-3	7/1/2021	611,290	203,661
Alturas Re 2022-2	1/18/2022	—	276,013
Amarnath Re 2025	3/11/2025	7,506,042	8,924,125
Armor Re	4/11/2024	1,000,000	1,085,500
Atela Re, Ltd.	4/29/2024	1,000,000	1,104,100
Banbury-PI0050 Re 2024	8/19/2024	8,566,705	9,743,521
Bantry Re 2025	1/15/2025	26,871,655	30,847,028
Bantry Re 2025	7/23/2025	38,030,369	42,085,305
Bayou Re	2/5/2024	1,013,890	1,100,900
Berwick Re 2020-1	9/18/2020	—	—
Berwick Re 2025	1/15/2025	37,114,145	41,810,270
Bluebonnet Re	5/8/2025	1,500,000	1,606,650
Bluebonnet Re	5/8/2025	2,000,000	2,179,000
Bluebonnet Re	5/8/2025	1,500,000	1,620,150
Bongnor Regis-NPI0001	8/8/2025	455,825	503,450
Bridge Street Re	12/24/2024	2,000,000	2,043,400
Brotherhood Re	1/22/2018	773,987	—
Cape Lookout Re	2/27/2025	5,800,000	6,095,220
Carnoustie Re 2025	1/14/2025	22,076,576	25,759,735
Cerulean Re 2018-B1	9/10/2018	2,224,560	—
Chartwell Re	5/2/2025	3,000,000	3,144,900
Chartwell Re	5/2/2025	2,000,000	2,077,800
Chartwell Re	5/2/2025	750,000	787,125
Cheltenham-PI0051 Re 2025	6/11/2025	10,026,875	11,875,000
Citrus Re	4/27/2023	1,000,000	1,039,900
Citrus Re	3/19/2024	1,250,000	1,324,875
Citrus Re	3/19/2024	1,750,000	1,876,350
Citrus Re	3/5/2025	4,000,000	4,129,600
Clearwater Re 2025	1/15/2025	6,545,000	7,060,972
Clearwater Re 2025	7/23/2025	16,161,620	18,289,241
Dartmouth Re	5/8/2025	3,124,000	3,725,665
Easton Re	5/16/2024	992,863	1,027,300
Eden Re II	1/21/2022	65,490	187,407
Eden Re II	1/17/2023	—	441,814
Eden Re II	1/10/2024	—	877,466
Eden Re II	12/27/2024	12,100,000	13,129,710
Epsom Re 2025	4/16/2025	7,201,250	8,798,281
Falkirk Re 2025	6/26/2025	1,275,239	1,375,222
Finca Re	6/4/2025	500,000	520,150
First Coast Re	2/21/2025	3,000,000	3,143,400
FloodSmart Re	2/23/2023	2,450,000	2,537,955
The accompanying notes are an integral part of these financial statements.

Pioneer ILS Interval Fund |
Annual
 |
10/31/25

Restricted Securities	Acquisition date	Cost	Value
FloodSmart Re	2/23/2023	$ 750,000	$ 300,000
FloodSmart Re	2/29/2024	12,900,000	13,809,450
FloodSmart Re	2/29/2024	2,500,000	2,628,000
Four Lakes Re	2/2/2024	750,330	774,450
Galileo Re	5/2/2024	2,745,953	2,885,300
Gamboge Re	5/9/2024	4,611,773	6,629,100
Gamboge Re 2025	4/23/2025	14,088,335	16,424,822
Gateway Re	7/14/2023	1,000,000	1,057,000
Gateway Re	3/11/2024	1,250,000	1,302,875
Gateway Re	2/12/2025	1,730,765	1,741,250
Gleneagles Re 2022	1/18/2022	6,767,598	2,070,764
Gullane Re 2025	1/15/2025	36,869,954	47,523,934
Harambee Re 2018	12/19/2017	585,485	114,580
Harambee Re 2019	12/20/2018	—	—
Harambee Re 2020	2/27/2020	—	—
Herbie Re	2/15/2024	2,500,000	2,541,250
Herbie Re	2/15/2024	1,500,000	1,549,200
Herbie Re	12/17/2024	500,000	536,300
Herbie Re	12/17/2024	1,000,000	1,032,300
Hestia Re	2/27/2025	1,500,000	1,535,850
Hestia Re	2/27/2025	2,000,000	2,081,000
Hypatia Re	3/27/2023	350,000	363,510
Integrity Re	3/1/2024	1,000,000	1,065,000
Integrity Re	3/1/2024	1,000,000	1,128,300
Integrity Re	2/21/2025	1,000,000	1,047,200
Integrity Re	2/21/2025	500,000	528,200
Integrity Re	2/21/2025	1,000,000	1,046,900
Integrity Re	2/21/2025	1,000,000	1,056,900
Integrity Re	2/21/2025	2,250,000	2,404,575
Integrity Re	2/21/2025	1,250,000	1,430,375
International Bank for Reconstruction & Development	3/17/2023	750,000	755,250
International Bank for Reconstruction & Development	4/3/2024	1,000,000	1,027,300
International Bank for Reconstruction & Development	4/3/2024	1,980,418	2,184,000
International Bank for Reconstruction & Development	4/3/2024	500,000	511,000
Kendall Re	4/22/2024	2,000,000	2,103,200
Kendall Re	4/22/2024	750,000	788,550
Kilimanjaro II Re	6/24/2024	1,500,000	1,579,050
Kingston Heath Re 2025	1/30/2025	4,900,701	6,863,313
Lightning Re	3/20/2023	3,527,092	3,640,350
Lindrick Re 2018	6/21/2018	—	—
Mangrove Risk Solutions	6/25/2025	2,262,679	2,503,947
Marlon Re	5/24/2024	1,000,000	1,070,200
Matterhorn Re	1/29/2020	2,345,320	2,089,100
Matterhorn Re	12/15/2021	250,000	250,625
Merion Re 2022-2	3/1/2022	25,682,124	24,033,782
Merion Re 2025-1	1/16/2025	10,862,238	12,831,031
Merion Re 2025-2	6/27/2025	7,404,717	8,419,250
The accompanying notes are an integral part of these financial statements.
Pioneer ILS Interval Fund |
Annual
 |
10/31/25

Schedule of Investments  |  10/31/25
(continued)
Restricted Securities	Acquisition date	Cost	Value
Merna Re Companywide	5/14/2025	$ 2,000,000	$ 2,148,200
Merna Re Enterprise	5/14/2025	1,000,000	1,040,600
Merna Re II	4/5/2023	1,000,000	1,048,900
Merna Re II	5/8/2024	1,500,000	1,601,550
Merna Re II	5/8/2024	500,000	532,650
Merna Re II	5/8/2024	3,000,000	3,143,100
Merna Re II	5/14/2025	1,000,000	1,062,000
MetroCat Re	2/21/2024	4,273,956	4,315,875
Mona Lisa Re	12/30/2022	2,000,000	2,039,000
Mystic Re	4/17/2024	2,499,142	2,657,500
Northshore Re II	3/14/2025	5,000,000	5,098,500
Ocelot Re	2/14/2025	3,000,000	3,074,400
Old Head Re 2025	12/24/2024	10,639,689	13,762,447
Palm Re	4/4/2024	2,500,000	2,673,500
Pangaea Re 2025-1	1/16/2025	20,278,483	21,868,000
Pangaea Re 2025-3	7/25/2025	28,650,000	32,232,548
Phoenix 3 Re	12/21/2020	1,980,260	3,221,341
PI0047 2024-1	1/26/2024	45,897,658	50,125,851
PI0047 Re 2025	6/27/2025	3,825,988	4,041,797
Pine Valley Re 2025	1/7/2025	2,155,142	2,487,775
Portsalon Re 2021	8/3/2021	—	193,780
Portsalon Re 2022	7/20/2022	592,729	673,950
Puerto Rico Parametric Re	6/14/2024	250,000	266,250
Purple Re	5/6/2025	3,000,000	3,189,600
Purple Re	5/6/2025	2,000,000	2,095,800
Ramble Re	2/26/2024	2,000,000	2,010,600
Riviera Re 2018-2	4/10/2018	2,851,779	443,371
Rosapenna Re 2025	7/8/2025	15,230,672	17,259,116
Sanders Re	1/16/2024	1,975,000	2,088,365
Sanders Re	12/10/2024	1,250,157	1,298,875
Sanders Re	1/17/2025	250,364	254,975
Sanders Re III	3/24/2023	250,000	259,975
Sector Re V	12/4/2023	—	566,735
Sector Re V	12/29/2023	—	293,991
Sector Re V	12/31/2024	24,000,000	30,468,000
Sussex Re 2022	1/27/2022	—	—
Thopas Re 2020	12/30/2019	—	86,310
Thopas Re 2021	12/30/2020	—	192,000
Thopas Re 2022	2/7/2022	—	—
Thopas Re 2023	2/15/2023	—	—
Thopas Re 2024	2/2/2024	—	223,797
Thopas Re 2025	1/10/2025	48,350,000	53,460,595
Torrey Pines Re	4/25/2025	2,750,000	2,845,425
Torrey Pines Re	4/25/2025	2,250,000	2,320,200
Ursa Re	2/10/2025	1,000,000	1,015,300
Veraison Re	1/30/2024	1,500,000	1,542,450
Viribus Re 2018	12/22/2017	456,152	—
Viribus Re 2019	3/25/2019	—	—
Viribus Re 2023	2/2/2023	—	539,125
The accompanying notes are an integral part of these financial statements.

Pioneer ILS Interval Fund |
Annual
 |
10/31/25

Restricted Securities	Acquisition date	Cost	Value
Viribus Re 2024	3/19/2024	$ —	$ 406,521
Walton Health Re 2022	7/13/2022	—	531,825
Total Restricted Securities			$741,232,009
% of Net assets			99.3%
Purchases and sales of securities (excluding short-term investments and all derivative contracts except for options purchased) for the year ended October 31, 2025, aggregated $506,986,995 and $225,463,902, respectively.
At October 31, 2025, the net unrealized appreciation on investments based on cost for federal tax purposes of $692,453,245 was as follows:
Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$ 87,015,221
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(30,761,984)
Net unrealized appreciation	$ 56,253,237
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.). See Notes to Financial Statements — Note 1A.
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments). See Notes to Financial Statements — Note 1A.
The following is a summary of the inputs used as of October 31, 2025 in valuing the Fund’s investments:
	Level 1	Level 2	Level 3	Total
Insurance-Linked Securities
Collateralized Reinsurance
Multiperil – Massachusetts	$ —	$ —	$ 673,950	$ 673,950
Multiperil – U.S.	—	—	54,611,019	54,611,019
Multiperil – U.S. & Canada	—	—	9,794,472	9,794,472
Multiperil – Worldwide	—	—	96,268,505	96,268,505
Windstorm – U.S.	—	—	503,450	503,450
Winterstorm – Florida	—	—	2,503,947	2,503,947
Reinsurance Sidecars
Multiperil – U.S.	—	—	25,874,315	25,874,315
The accompanying notes are an integral part of these financial statements.
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Annual
 |
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Schedule of Investments  |  10/31/25
(continued)
	Level 1	Level 2	Level 3	Total
Multiperil – U.S. Regional	$ —	$ —	$ —*	$ —*
Multiperil – Worldwide	—	—	396,177,626	396,177,626
All Other Insurance-Linked Securities	—	154,824,725	—	154,824,725
Open-End Fund	7,474,264	—	—	7,474,264
Total Investments in Securities	$ 7,474,264	$ 154,824,725	$ 586,407,284	$ 748,706,273
*	Securities valued at $0.
The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):
Insurance- Linked Securities
Balance as of 10/31/24	$ 552,088,845
Realized gain (loss) (1)	(14,896,462)
Changed in unrealized appreciation (depreciation) (2)	21,205,482
Return of capital	(212,808,161)
Purchases	445,049,752
Sales	(204,232,172)
Transfers in to Level 3*	—
Transfers out of Level 3*	—
Balance as of 10/31/25	$ 586,407,284
(1)	Realized gain (loss) on these securities is included in the realized gain (loss) from investments on the Statement of Operations.
(2)	Unrealized appreciation (depreciation) on these securities is included in the change in unrealized appreciation (depreciation) from investments on the Statement of Operations.
*	Transfers are calculated on the beginning of period value. During the year ended October 31, 2025, there were no transfers in or out of Level 3.
Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at October 31, 2025:	$45,774,289
The accompanying notes are an integral part of these financial statements.

Pioneer ILS Interval Fund |
Annual
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10/31/25

Statement of Assets and Liabilities  |  10/31/25
ASSETS:
Investments in unaffiliated issuers, at value (cost $675,484,298)	$748,706,273
Foreign currencies, at value (cost $26)	27
Receivables —
Dividends	23,226
Interest	1,303,027
Other assets	24,866
Total assets	$ 750,057,419
LIABILITIES:
Payables —
Investment securities purchased	$ 2,070,369
Trustees’ fees	2,232
Professional fees	218,688
Management fees	1,097,110
Administrative expenses	31,803
Accrued expenses	76,774
Total liabilities	$ 3,496,976
NET ASSETS:
Paid-in capital	$816,658,285
Distributable earnings (loss)	(70,097,842)
Net assets	$ 746,560,443
NET ASSET VALUE PER SHARE:
No par value
Based on $746,560,443/73,146,354 shares	$ 10.21
The accompanying notes are an integral part of these financial statements.
Pioneer ILS Interval Fund |
Annual
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10/31/25

Statement of Operations
FOR THE YEAR ENDED 10/31/25
INVESTMENT INCOME:
Dividends from unaffiliated issuers	$101,132,854
Interest from unaffiliated issuers (net of foreign taxes withheld $305)	19,829,325
Total Investment Income		$ 120,962,179
EXPENSES:
Management fees	$ 11,934,112
Administrative expenses	259,560
Transfer agent fees	380,084
Shareholder communications expense	44,390
Custodian fees	13,270
Registration fees	41,149
Professional fees	244,529
Printing expense	43,299
Officers’ and Trustees’ fees	27,725
Insurance expense	12,593
Miscellaneous	31,189
Total expenses		$ 13,031,900
Net investment income		$ 107,930,279
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments in unaffiliated issuers		$ (13,634,033)
Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	$ 24,899,652
Other assets and liabilities denominated in foreign currencies	206	$ 24,899,858
Net realized and unrealized gain (loss) on investments		$ 11,265,825
Net increase in net assets resulting from operations		$119,196,104
The accompanying notes are an integral part of these financial statements.

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Annual
 |
10/31/25

Statements of Changes in Net Assets
	Year Ended 10/31/25	Year Ended 10/31/24
FROM OPERATIONS:
Net investment income (loss)	$107,930,279	$139,098,509
Net realized gain (loss) on investments	(13,634,033)	(19,674,709)
Change in net unrealized appreciation (depreciation) on investments	24,899,858	(14,946,549)
Net increase in net assets resulting from operations	$119,196,104	$104,477,251
DISTRIBUTIONS TO SHAREHOLDERS:
($1.17 and $1.09 per share, respectively)	$ (83,901,001)	$ (79,228,973)
Total distributions to shareholders	$ (83,901,001)	$ (79,228,973)
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sales of shares	$ 89,438,861	$ 72,285,487
Reinvestment of distributions	10,876,958	14,572,022
Cost of shares repurchased	(89,737,401)	(93,736,305)
Net increase (decrease) in net assets resulting from Fund share transactions	$ 10,578,418	$ (6,878,796)
Net increase in net assets	$ 45,873,521	$ 18,369,482
NET ASSETS:
Beginning of year	$700,686,922	$682,317,440
End of year	$ 746,560,443	$ 700,686,922
	Year Ended 10/31/25 Shares	Year Ended 10/31/25 Amount	Year Ended 10/31/24 Shares	Year Ended 10/31/24 Amount
FUND SHARE TRANSACTION
Shares sold	9,980,026	$ 89,438,861	8,198,664	$ 72,285,487
Reinvestment of distributions	1,241,662	10,876,958	1,747,245	14,572,022
Less shares repurchased	(9,962,854)	(89,737,401)	(10,645,789)	(93,736,305)
Net increase (decrease)	1,258,834	$ 10,578,418	(699,880)	$ (6,878,796)
The accompanying notes are an integral part of these financial statements.
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Annual
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10/31/25

Statement of Cash Flows
FOR THE YEAR ENDED 10/31/25
Cash Flows From Operating Activities
Net increase in net assets resulting from operations	$ 119,196,104
Adjustments to reconcile net increase in net assets resulting from operations to net cash and foreign currencies from operating activities:
Purchases of investment securities	$(266,725,541)
Proceeds from disposition and maturity of investment securities	227,621,572
Net sales of short term investments	3,459,229
Net accretion and amortization of discount/premium on investment securities	189,585
Net realized loss on investments in unaffiliated issuers	13,634,033
Change in unrealized appreciation on investments in unaffiliated issuers	(24,899,652)
Change in unrealized appreciation on other assets and liabilities denominated in foreign currencies	(206)
Increase in dividends receivable	(5,618)
Increase in interest receivable	(115,874)
Decrease in other assets	4,703
Increase in management fees payable	997,362
Decrease in Trustees’ fees payable	(634)
Decrease in professional fees payable	(31,483)
Decrease in transfer agent fees payable	(65,227)
Decrease in shareholder communication expense payable	(22,666)
Increase in administrative expenses payable	11,953
Decrease in printing fees payable	(3,326)
Increase in accrued expenses payable	53,664
Net cash and foreign currencies from operating activities	$ 73,297,978
Cash Flows Used In Financing Activities:
Proceeds from shares sold	$ 89,463,261
Distributions to shareholders	(83,901,001)
Less shares repurchased	(89,737,401)
Reinvestment of distributions	10,876,958
Net cash flows used in financing activities	$ (73,298,183)
Cash Impact From Foreign Exchange Fluctuations
Cash impact from foreign exchange fluctuations	$ 206
NET INCREASE (DECREASE) IN CASH AND FOREIGN CURRENCIES	$ 1
Cash and foreign currencies:
Beginning of year*	$ 26
End of year*	$ 27
*	The following table provides a reconciliation of cash and foreign currencies reported within the Statement of Assets and Liabilities that sum to the total of the same such amounts shown in the Statement of Cash Flows:

	Year Ended 10/31/25	Year Ended 10/31/24
Cash	$ —	$ —
Foreign currencies, at value	27	26
Total cash and foreign currencies shown in the Statement of Cash Flows	$27	$26
The accompanying notes are an integral part of these financial statements

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Annual
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Financial Highlights

	Year Ended 10/31/25	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21
Per Share Operating Performance
Net asset value, beginning of period	$ 9.75	$ 9.40	$ 8.10	$ 8.43	$ 8.88
Increase (decrease) from investment operations:
Net investment income (loss)(a)	$ 1.47	$ 1.92	$ 0.58	$ 0.28	$ 0.30
Net realized and unrealized gain (loss) on investments	0.16	(0.48)	0.94	(0.44)	(0.31)
Net increase (decrease) from investment operations	$ 1.63	$ 1.44	$ 1.52	$ (0.16)	$ (0.01)
Distributions to shareholders:
Net investment income	$ (1.17)	$ (1.09)	$ (0.22)	$ (0.17)	$ (0.44)(b)
Total distributions	$ (1.17)	$ (1.09)	$ (0.22)	$ (0.17)	$ (0.44)
Net increase (decrease) in net asset value	$ 0.46	$ 0.35	$ 1.30	$ (0.33)	$ (0.45)
Net asset value, end of period	$ 10.21	$ 9.75	$ 9.40	$ 8.10	$ 8.43
Total return at net asset value(c)	18.66%	17.29%	19.22%	(1.97)%	(0.11)%
Ratio of net expenses to average net assets	1.91%	1.93%	1.94%	1.88%	1.91%
Ratio of net investment income (loss) to average net assets	15.83%	21.18%	6.78%	3.41%	3.46%
Portfolio turnover rate	34%	29%	41%	45%	70%
Net assets, end of period (in thousands)	$746,560	$700,687	$682,317	$806,512	$982,923
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	The amount of distributions made to shareholders during the year was in excess of the net investment income earned by the Fund during the year.
(c)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
The accompanying notes are an integral part of these financial statements.
Pioneer ILS Interval Fund |
Annual
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10/31/25

Notes to Financial Statements  |  10/31/25
1. Organization and Signiﬁcant Accounting Policies
Pioneer ILS Interval Fund (the “Fund”) was organized as a Delaware statutory trust on July 15, 2014. Prior to commencing operations on December 22, 2014, the Fund had no operations other than matters relating to its organization and registration as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The investment objective of the Fund is to seek total return.
Prior to April 1, 2025, Amundi Asset Management US, Inc., an indirect, wholly owned subsidiary of Amundi and Amundi’s wholly owned subsidiary, Amundi USA, Inc., served as the Fund’s investment adviser (“Amundi US”). Effective April 1, 2025, Victory Capital Management Inc. (“Victory Capital” or the “Adviser”) serves as the Fund’s investment adviser. See Note 6. Prior to April 1, 2025, Amundi Distributor US, Inc., an affiliate of Amundi US, served as the Fund’s distributor. Effective April 1, 2025, Victory Capital Services, Inc., an affiliate of the Adviser, serves as the Fund’s distributor (the “Distributor”). Shares are offered at the Fund’s current net asset value (“NAV”) per share.
The Fund’s ability to accept offers to purchase shares may be limited when appropriate investments for the Fund are not available. Shares are generally available for purchase by registered investment advisers acting in a fiduciary capacity on behalf of their clients and by or through other qualified intermediaries and programs sponsored by such qualified financial intermediaries. Shares are also available to certain direct investors, which may be individuals, trusts, foundations and other institutional investors. Initial investments are subject to investment minimums described in the prospectus. Registered investment advisers and other financial intermediaries may impose different or additional minimum investment and eligibility requirements from those of the fund. The Adviser or the Distributor may waive the Fund’s minimum investment requirements.
The Fund is an “interval” fund and makes periodic offers to repurchase shares (See Note 5). Except as permitted by the Fund’s structure, no shareholder will have the right to require the Fund to repurchase its shares. No public market for shares exists, and none is expected to develop in the future. Consequently, shareholders generally will not be able to liquidate their investment other than as a result of repurchases of their shares by the Fund.
The Fund complies with Rule 18f-4 under the 1940 Act, which governs the use of derivatives by registered investment companies. Rule 18f-4 permits

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funds to enter into derivatives transactions (as defined in Rule 18f-4) and certain other transactions notwithstanding the restrictions on the issuance of “senior securities” under Section 18 of the 1940 Act. Rule 18f-4 requires a fund to establish and maintain a comprehensive derivatives risk management program, appoint a derivatives risk manager and comply with a relative or absolute limit on fund leverage risk calculated based on value-at-risk (“VaR”), unless the fund uses derivatives in only a limited manner (a “limited derivatives user”). The Fund is currently a limited derivatives user for purposes of Rule 18f-4.
The Fund adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (ASU 2023-07) during the period. The Fund’s adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. The management committee of the Adviser acts as the Fund’s Chief Operations Decision Maker (CODM), which assesses performance and allocates resources with respect to the Fund. The Fund’s operations constitute a single operating segment and therefore, a single reportable segment, because the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM manages the business activities using information of the Fund as a whole, and assesses performance of the Fund. The financial information provided to and reviewed by the CODM is the same as that presented within the Fund’s financial statements.
On December 14, 2023, the Financial Accounting Standards Board (FASB) issued ASU 2023-09, which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. The amendments in this ASU are intended to address investor requests for more transparency about income tax information and to improve the effectiveness of income tax disclosures. ASU 2023-09 applies to all entities that are subject to ASC 740, Income Taxes. The ASU is effective for annual periods beginning after December 15, 2024. Management is currently evaluating the impact of ASU 2023-09 and does not believe it will have a material impact on the Fund's financial statements.
The Fund is an investment company and follows investment company accounting and reporting guidance under U.S. Generally Accepted Accounting Principles (“U.S. GAAP”). U.S. GAAP requires the management of the Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the ﬁnancial statements, and the reported amounts of income, expenses and gain or loss on investments during the reporting period. Actual results could differ from those estimates.
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Annual
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10/31/25

The following is a summary of signiﬁcant accounting policies followed by the Fund in the preparation of its ﬁnancial statements:
A.	Security Valuation
The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange (“NYSE”) is open, as of the close of regular trading on the NYSE.
Event-linked bonds are valued at the bid price obtained from an independent third party pricing service. Other insurance-linked securities (including reinsurance sidecars, collateralized reinsurance and industry loss warranties) may be valued at the bid price obtained from an independent pricing service, or through a third party using a pricing matrix, insurance valuation models, or other fair value methods or techniques to provide an estimated value of the instrument.
Fixed income securities are valued by using prices supplied by independent pricing services, which consider such factors as market prices, market events, quotations from one or more brokers, Treasury spreads, yields, maturities and ratings, or may use a pricing matrix or other fair value methods or techniques to provide an estimated value of the security or instrument. A pricing matrix is a means of valuing a debt security on the basis of current market prices for other debt securities, historical trading patterns in the market for fixed income securities and/or other factors. Non-U.S. debt securities that are listed on an exchange will be valued at the bid price obtained from an independent third party pricing service. When independent third party pricing services are unable to supply prices, or when prices or market quotations are considered to be unreliable, the value of that security may be determined using quotations from one or more broker-dealers.
The value of foreign securities is converted into U.S. dollars based on foreign currency exchange rate quotations supplied by a third party pricing source. Trading in non-U.S. equity securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. The Adviser may use a fair value model developed by an independent pricing service to value non-U.S. equity securities subject to oversight by the Fund's Board of Trustees.
Shares of open-end registered investment companies (including money market mutual funds) are valued at such fund’s net asset value.

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Securities for which independent pricing services or broker-dealers are unable to supply prices or for which market prices and/or quotations are not readily available or are considered to be unreliable are valued by a fair valuation team comprised of certain personnel of the Adviser. The Adviser is designated as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Adviser’s fair valuation team is responsible for monitoring developments that may impact fair valued securities.
Inputs used when applying fair value methods to value a security may include credit ratings, the financial condition of the company, current market conditions and comparable securities. The Adviser may use fair value methods if it is determined that a significant event has occurred after the close of the exchange or market on which the security trades and prior to the determination of the Fund’s net asset value. Examples of a significant event might include political or economic news, corporate restructurings, natural disasters, terrorist activity, tariffs, or trading halts. Thus, the valuation of the Fund’s securities may differ significantly from exchange prices, and such differences could be material.
B.	Investment Income and Transactions
Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend date in the exercise of reasonable diligence.
Interest income, including interest on income-bearing cash accounts, is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates and net of income accrued on defaulted securities.
Interest and dividend income payable by delivery of additional shares is reclassified as PIK (payment-in-kind) income upon receipt and is included in interest and dividend income, respectively.
Security transactions are recorded as of trade date. Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.
C.	Foreign Currency Translation
The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.
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Annual
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10/31/25

Net realized gains and losses on foreign currency transactions, if any, represent, among other things, the net realized gains and losses on foreign currency exchange contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated on the Statement of Operations from the effects of changes in the market prices of those securities, but are included with the net realized and unrealized gain or loss on investments.
D.	Federal Income Taxes
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income and net realized capital gains, if any, to its shareholders. Therefore, no provision for federal income taxes is required. As of October 31, 2025, the Fund did not accrue any interest or penalties with respect to uncertain tax positions, which, if applicable, would be recorded as an income tax expense on the Statement of Operations. Tax returns filed within the prior three years remain subject to examination by federal and state tax authorities.
The amount and character of income and capital gain distributions to shareholders are determined in accordance with federal income tax rules, which may differ from U.S. GAAP. Distributions in excess of net investment income or net realized gains are temporary over distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes. Capital accounts within the financial statements are adjusted for permanent book/tax differences to reflect tax character, but are not adjusted for temporary differences.
At October 31, 2025, the Fund reclassified $36,304,936 to decrease distributable earnings and $36,304,936 to increase paid-in capital to reflect permanent book/tax differences. These adjustments have no impact on net assets or the results of operations.
At October 31, 2025, the Fund was permitted to carry forward indefinitely $14,963,947 of short-term losses and $166,213,418 of long-term losses.

Pioneer ILS Interval Fund |
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10/31/25

The tax character of distributions paid during the years ended October 31, 2025 and October 31, 2024, was as follows:
	2025	2024
Distributions paid from:
Ordinary income	$83,901,001	$79,228,973
Total	$ 83,901,001	$79,228,973
The following shows the components of distributable earnings (losses) on a federal income tax basis at October 31, 2025:
2025
Distributable earnings/(losses):
Undistributed ordinary income	$ 54,826,286
Capital loss carryforward	(181,177,365)
Net unrealized appreciation	56,253,237
Total	$ (70,097,842)
The difference between book-basis and tax-basis net unrealized appreciation is attributable to the tax adjustments relating to ILS securities.
E.	Risks
The value of securities held by the Fund may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political or regulatory conditions, recessions, the spread of infectious illness or other public health issues, inflation, changes in interest rates, armed conflict such as between Russia and Ukraine or in the Middle East, sanctions against Russia, other nations or individuals or companies and possible countermeasures, lack of liquidity in the bond markets or adverse investor sentiment. In the past several years, financial markets have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. These conditions may continue, recur, worsen or spread. Inflation and interest rates may increase. T he
se circumstances could adversely affect the value and liquidity of the Fund’s investments and negatively impact the Fund’s performance.
Some sectors of the economy and individual issuers have experienced or may experience particularly large losses
. Periods of extreme volatility in the financial markets, reduced liquidity of many instruments, increased government debt, inflation, and disruptions to supply chains, consumer demand and employee availability, may continue for some time. Following the commencement of the conflict in Ukraine, Russian securities lost all, or nearly all, their market value. Other securities or
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markets could be similarly affected by past or future political, geopolitical or other events or conditions.
The U.S. and other countries are periodically involved in disputes over trade and other matters, which may result in tariffs, investment restrictions and adverse impacts on affected companies and securities. For example, the U.S. has imposed tariffs and other trade barriers on Chinese exports, has restricted sales of certain categories of goods to China, and has established barriers to investments in China. Trade disputes may adversely affect the economies of the U.S. and its trading partners, as well as companies directly or indirectly affected and financial markets generally. If the political climate between the U.S. and China does not improve or continues to deteriorate, if China enters into military conflict with Taiwan, the Philippines or another neighbor, or if other geopolitical conflicts develop or get worse, economies, markets and individual securities may be severely affected both regionally and globally, and the value of the Fund’s assets may go down.
Governments and central banks, including the U.S. Federal Reserve, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. These actions have resulted in significant expansion of public debt, including in the U.S. The consequences of high public debt, including its future impact on the economy and securities markets, may not be known for some time.
At times, the Fund’s investments may represent industries or industry sectors that are interrelated or have common risks, making the Fund more susceptible to any economic, political, or r egul
atory developments or other risks affecting those industries and sectors.
The Fund invests primarily in insurance-linked securities (“ILS”). ILS may include event-linked
bonds (also known as insurance-linked bonds or catastrophe bonds), quota share instruments (also known as “reinsurance sidecars”), collateralized reinsurance investments, industry loss warranties, event-linked swaps, securities of companies in the insurance or reinsurance industries, and other insurance and reinsurance-related securities. The Fund could lose a portion or all of the principal it has invested in an ILS, and the right to additional interest or dividend payments with respect to the security, upon the occurrence of one or more trigger events, as defined within the terms of an insurance-linked security. ILS carry significant risk. See note 1.G.
The Fund may invest in securities and other
obligations
of any credit quality, including those that are rated below investment grade (“high yield”), or are unrated but are determined by the Adviser to be of equivalent credit quality. Below investment grade securities are

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commonly referred to as “junk bonds” and are considered speculative with respect to the issuer’s capacity to pay interest and repay principal. Below investment grade securities, including floating rate loans, involve greater risk of loss, are subject to greater price volatility, and may be less liquid and more difficult to value, especially during periods of economic uncertainty or change, than higher rated debt securities.
The market prices of the Fund’s fixed income securities may fluctuate significantly when interest rates change. The value of your investment will generally go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. For example, if interest rates increase by 1%, the value of a Fund’s portfolio with a portfolio duration of ten years would be expected to decrease by 10%, all other things being equal. A general rise in interest rates could adversely affect the price and liquidity of fixed income securities. The maturity of a security may be significantly longer than its effective duration. A security’s maturity and other features may be more relevant than its effective duration in determining the security’s sensitivity to other factors affecting the issuer or markets generally, such as changes in credit quality or in the yield premium that the market may establish for certain types of securities (sometimes called “credit spread”). In general, the longer its maturity the more a security may be susceptible to these factors. When the credit spread for a fixed income security goes up, or “widens”, the value of the security will generally go down.
If an issuer or guarantor of a security held by the Fund or a counterparty to a financial contract with the Fund defaults on its obligation to pay principal and/or interest, has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines, the value of your investment will typically decline. Changes in actual or perceived creditworthiness may occur quickly. The Fund could be delayed or hindered in its enforcement of rights against an issuer, guarantor or counterparty.
The Fund may invest a significant amount of its total assets in illiquid securities. Illiquid securities are securities that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the securities.
The Fund’s investments in foreign markets and countries with limited developing markets may subject the Fund to a greater degree of risk than investments in a developed market. These risks include disruptive pol itic
al or economic conditions, military conflicts and sanctions,
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terrorism, sustained economic downturns, financial instability, less liquid trading markets, extreme price volatility, currency risks, reduction of government or central bank support, inadequate accounting standards, tariffs, tax disputes or other tax burdens, nationalization or expropriation of assets and the imposition of adverse governmental laws, arbitrary application of laws and regulations or lack of rule of law and investment and repatriation restrictions. Lack of information and less market regulation also may affect the value of these securities. Withholding and other non-U.S. taxes may decrease the Fund’s return. Non-U.S. issuers may be located in parts of the world that have historically been prone to natural disasters. Investing in depositary receipts is subject to many of the same risks as investing directly in non-U.S. issuers. Depositary receipts may involve higher expenses and may trade at a discount (or premium) to the underlying security.
In response to the military conflict in Ukraine commencing in 2022, the United States and other countries issued broad-ranging economic sanctions against Russia and Belarus and certain companies and individuals. Since then, Russian securities lost all, or nearly all,their market value, and many other issuers, securities and markets have been adversely affected. The United States and other countries may impose sanctions on other countries, companies and individuals in light of Russia’s military invasion. The extent and duration of the military action or future escalation of such hostilities, the extent and impact of existing and future sanctions, market disruptions and volatility, and the result of any diplomatic negotiations cannot be predicted. These and any related events could have a significant impact on the value and liquidity of certain Fund investments, on Fund performance and the value of an investment in the Fund, particularly with respect to securities and commodities, such as oil, natural gas and food commodities, as well as other sectors with exposure to Russian issuers or issuers in other countries affected by the invasion, and are likely to have collateral impacts on market sectors globally.
With the increased use of technologies such as the Internet to conduct business
, the Fund is
susceptible to operational
, information security and related risks. While the Adviser has established business continuity plans in the event of, and risk management systems to prevent, limit or mitigate, such cyber-attacks, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified. Furthermore, the Fund cannot control the cybersecurity plans and systems put in place by service providers to the Fund such as the Fund’s custodian and accounting agent, and the Fund’s transfer agent. In addition, many beneficial owners of Fund shares hold them through

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accounts at broker-dealers, retirement platforms and other financial market participants over which neither the Fund nor the Adviser exercises control. Each of these intermediaries may in turn rely on their service providers, which are also subject to the risk of cyber-attacks. Cybersecurity failures or breaches at the Adviser, service providers or intermediaries may cause disruptions and impact business operations. This may cause financial losses; interference with the Fund’s ability to calculate its net asset value; impediments to trading; the inability of Fund shareholders to effect share purchases or sales or receive distributions; loss of or unauthorized access to private shareholder information; and violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, or additional compliance costs. Such costs and losses may not be covered under any insurance. In addition, maintaining vigilance against cyber-attacks
may
involve substantial
costs over time, and system enhancements may themselves be subject to cyber-attacks.
The Fund’s prospectus contains unaudited information regarding the Fund’s principal risks. Please refer to that document when considering the Fund’s principal risks.
F.	Restricted Securities

Restricted Securities are subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933. Private placement securities are generally considered to be restricted except for those securities traded between qualiﬁed institutional investors under the provisions of Rule 144A of the Securities Act of 1933.

Disposal of restricted investments may involve negotiations and expenses, and prompt sale at an acceptable price may be difﬁcult to achieve. Restricted investments held by the Fund at October 31, 2025 are listed in the Schedule of Investments.

G.	Insurance-Linked Securities (“ILS”)

The Fund invests in ILS. The Fund could lose a portion or all of the principal it has invested in an ILS, and the right to additional interest or dividend payments with respect to the security, upon the occurrence of one or more trigger events, as deﬁned within the terms of an insurance-linked security. Trigger events, generally, are hurricanes, earthquakes, or other natural events of a speciﬁc size or magnitude that occur in a designated geographic region during a speciﬁed time period, and/or that involve losses or other metrics that exceed a speciﬁc amount. There is no way to accurately predict whether a trigger event will occur, and

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accordingly, ILS carry signiﬁcant risk. The Fund is entitled to receive principal, and interest and/or dividend payments so long as no trigger event occurs of the description and magnitude speciﬁed by the instrument. In addition to the speciﬁed trigger events, ILS may expose the Fund to other risks, including but not limited to issuer (credit) default, adverse regulatory or jurisdictional interpretations and adverse tax consequences.
The Fund’s investments in ILS may include event-linked bonds. ILS also may include special purpose vehicles (“SPVs”) or similar instruments structured to comprise a portion of a reinsurer’s catastrophe-oriented business, known as quota share instruments (sometimes referred to as reinsurance sidecars), or to provide reinsurance relating to speciﬁc risks to insurance or reinsurance companies through a collateralized instrument, known as collateralized reinsurance. Structured reinsurance investments also may include industry loss warranties (“ILWs”). A traditional ILW takes the form of a bilateral reinsurance contract, but there are also products that take the form of derivatives, collateralized structures, or exchange-traded instruments.
Where the ILS are based on the performance of underlying reinsurance contracts, the Fund has limited transparency into the individual underlying contracts, and therefore must rely upon the risk assessment and sound underwriting practices of the issuer. Accordingly, it may be more difficult for the Adviser to fully evaluate the underlying risk profile of the Fund’s structured reinsurance investments, and therefore the Fund’s assets are placed at greater risk of loss than if the Adviser had more complete information. Structured reinsurance instruments generally will be considered illiquid securities by the Fund. These securities may be difficult to purchase, sell or unwind. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid asset, the Fund may be forced to sell at a loss.
H.	Statement of Cash Flows
Information on financial transactions which have been settled through the receipt or disbursement of cash or restricted cash is presented in the Statement of Cash Flows. Cash as presented in the Fund’s Statement of Assets and Liabilities includes cash on hand at the Fund’s custodian bank and does not include any short-term investments. As of and for the year ended October 31, 2025, the Fund had no restricted cash presented on the Statement of Assets and Liabilities.

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2. Investment Advisory Agreement
The Adviser manages the Fund’s portfolio. Management fees payable under the Fund’s Investment Advisory Agreement with the Adviser are calculated daily and paid monthly at the annual rate of 1.75% of the Fund’s average daily net assets up to $1 billion, and 1.70% of the Fund’s average daily net assets over $1 billion. For the year ended October 31, 2025, the effective management fee was equivalent to 1.75% of the Fund’s average daily net assets.
Effective April 1, 2025 the Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual fund operating expenses (excluding certain items such as interest, taxes,brokerage commissions) do not exceed 1.93%. These expense limitations are in effect through April 1, 2028. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to two years after the date of the waiver or reimbursement, subject to the lesser of any operating expense limits in effect at the time of (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. The agreement may only be terminated by the Fund’s Board of Trustees. There can be no assurance that the Adviser will extend the expense limitation agreement for a class of shares beyond the date referred to above. Fees waived and expenses reimbursed during the year ended are reflected on the Statement of Operations.
In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund as administrative reimbursements Reflected on the Statement of Assets and Liabilities is $1,097,110 in management fees payable to the Adviser at October 31, 2025.
Effective April 1, 2025, Victory Capital also serves as the Fund’s administrator and fund accountant. Under the Administration and Fund Accounting Agreement, Victory Capital is paid an administration and servicing fee based on a percentage of the average daily net assets of the Fund. The tiered rates at which Victory Capital is paid by the Fund are shown in the table below:
Net Assets
Up to $15 billion	$15 billion to $30 billion	$30 billion to $85 billion	In excess of $85 billion
0.08%	0.05%	0.04%	0.03%
Amounts incurred for the year ended October 31, 2025, are reflected on the Statement of Operations in Administration expenses.
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Bank of New York Mellon (“BNY”) acts as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between Victory Capital and BNY. Victory Capital pays BNY a fee for providing these services.
The Fund reimburses Victory Capital and BNY for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the year ended October 31, 2025, are reflected on the Statement of Operations as Administration expenses.
3. Compensation of Officers and Trustees
The Fund pays an annual fee to its Trustees. Except for the chief compliance officer, the Fund does not pay any salary or other compensation to its officers. The Fund pays a portion of the chief compliance officer’s compensation for his services as the Fund’s chief compliance officer. The Adviser pays the remaining portion of the chief compliance officer’s compensation. For the year ended October 31, 2025, the Fund paid $27,725 in Officers’ and Trustees’ compensation, which is reflected on the Statement of Operations as Officers’ and Trustees’ fees. At October 31, 2025, on its Statement of Assets and Liabilities, the Fund had a payable for Trustees’ fees of $2,232 and a payable for administrative expenses of $31,803, which includes the payable for Officers’ compensation.
4. Transfer Agent
BNY Mellon Investment Servicing (US) Inc. serves as the transfer agent to the Fund at negotiated rates. Transfer agent fees and payables shown on the Statement of Operations and the Statement of Assets and Liabilities, respectively, include sub-transfer agent expenses incurred through the Fund’s omnibus relationship contracts.
In addition, during the periods covered by the financial statements the Fund reimbursed the transfer agent for out-of-pocket expenses incurred by the transfer agent related to shareholder communications activities such as proxy and statement mailings, and outgoing phone calls. For the year ended October 31, 2025, such out-of-pocket expenses were 44,390.
5. Repurchase Offers
The Fund is a closed-end “interval” fund. The Fund has adopted, pursuant to Rule 23c-3 under the 1940 Act, a fundamental policy, which cannot be changed without shareholder approval, requiring the Fund to offer to repurchase at least 5% and up to 25% of the Fund’s outstanding shares at NAV on a regular schedule.

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The Fund is required to make repurchase offers every three months. Quarterly repurchase offers occur in the months of January, April, July and October. The Fund will typically seek to conduct quarterly repurchase offers for 10% of the Fund’s outstanding shares at their NAV per share unless the Fund’s Board of Trustees has approved a higher or lower amount for that repurchase offer. Repurchase offers in excess of 5% are made solely at the discretion of the Fund’s Board of Trustees and investors should not rely on any expectation of repurchase offers in excess of 5%. Even though the Fund makes quarterly repurchase offers investors should consider the Fund’s shares illiquid.
In the event a repurchase offer by the Fund is oversubscribed, the Fund may repurchase, but is not required to repurchase, additional shares up to a maximum amount of 2% of the outstanding shares of the Fund. If the Fund determines not to repurchase additional shares beyond the repurchase offer amount, or if shareholders submit for repurchase an amount of shares greater than that which the Fund is entitled to repurchase, the Fund will repurchase the shares submitted for repurchase on a pro rata basis.
Shares repurchased during the year ended October 31, 2025 were as follows:
Commence- ment Date	Repurchase Request Deadline	Repurchase Pricing Date	NAV on Repurchase Pricing Date	Percentage of Outstanding Shares the Fund Offered to Repurchase	Amount of Shares the Fund Offered to Repurchase	Percentage of Shares Tendered That Were Repurchased	Number of Shares Tendered
10/25/24	12/4/24	12/18/24	$8.82	10%	7,765,016	46.03%	3,573,989
1/24/25	2/24/25	3/10/25	$8.85	10%	7,421,524	38.38%	2,848,047
4/17/25	5/19/25	6/2/25	$9.17	10%	7,353,778	30.22%	2,222,271
7/10/25	8/11/25	8/25/25	$9.59	10%	7,274,989	17.90%	1,302,296
6. Definitive Agreement
Effective April 1, 2025, Amundi US, the Fund’s former investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of Victory (the “Transaction”). All portfolio managers of Amundi US became employees of Victory Capital.
In connection with the Transaction, the Fund’s Board of Trustees unanimously approved a new investment advisory agreement (the “New Advisory Agreement”) for the Fund with Victory Capital. Shareholders approved the New Advisory Agreement for the Fund at a meeting held on March 27, 2025 and, as a result, the New Advisory Agreement became effective on April 1, 2025. The terms of the New Advisory Agreement (including fees) are substantially the same as the terms of the Fund’s investment advisory agreement with Amundi US. At
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the March 27, 2025 shareholder meeting, shareholders also re-elected the incumbent Independent Trustees of the Fund and the shareholders elected David C. Brown, the Chief Executive Officer and Chairman of Victory Capital, as a Trustee of the Fund.
In connection with the Transaction, Victory Capital Services, Inc., an affiliate of Victory Capital, has become the principal underwriter for the Fund pursuant to a new agreement with the Fund.
7. Subsequent Events
On October 31, 2025, the Board upon the recommendation of the Adviser, approved a change in the Fund's custodian, sub-administrator,sub-fund accountant, and transfer agent to be effective at the close of business on or about February 6, 2026 (the “Effective Date”). After the Effective Date, Citibank, N.A. will serve as the custodian of the Fund, Citi Fund Services Ohio, Inc. will serve as sub-administrator and sub-fund accountant of the Fund and FIS Investor Services LLC will serve as transfer agent of the Fund.
Effective March 1, 2026, the Pioneer ILS Interval Fund’s (the “Fund”) name will change from “Pioneer ILS Interval Fund” to “Victory Pioneer ILS Interval Fund.”
Effective March 1, 2026, investors may purchase shares on any regular business day and the Fund will no longer schedule quarterly share purchase windows.

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Report of Independent Registered Public Accounting Firm
To the Board of Trustees and the Shareholders of Pioneer ILS Interval Fund:

Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Pioneer ILS Interval Fund (the “Fund”), including the schedule of investments, as of October 31, 2025, the related statements of operations and cash flows for the year ended,  statements of changes in net assets and financial highlights for each of the two years in the period then ended, and the related notes (collectively referred to as the ”financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, and the results of its operations and its cash flows for the year then ended, and the changes in its net assets and financial highlights for each of the two years in the period then ended in conformity with accounting principles generally accepted in the United States of America. The financial highlights for the years ended October 31, 2023, 2022, and 2021 were audited by other auditors. Those auditors expressed an unqualified opinion on those financial statements and financial highlights in their report dated December 22, 2023.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the
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effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2025, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Boston, Massachusetts
December 19, 2025
We have served as the auditor of one or more of the Pioneer investment companies since 2024.

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Additional Information
(unaudited)
  |  10/31/25
For the year ended October 31, 2025, certain dividends paid by the Fund may be subject to a maximum tax rate of 20%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act (the Act) of 2003. The Fund intends to designate up to the maximum amount of such dividends allowable under the Act, as taxed at a maximum rate of 20%. Complete information will be computed and reported in conjunction with your 2025 Form 1099-DIV.
Information regarding the repurchase offer with a commencement date of October 24, 2025 was as follows:
Commen- cement Date	Repurchase Request Deadline	Repurchase Pricing Date	NAV on Repurchase Pricing Date	Percentage of Outstanding Shares the Fund Offered to Repurchase	Amount of Shares the Fund Offered to Repurchase	Percentage of Shares Tendered That Were Repurchased	Number of Shares Tendered
10/24/25	12/3/25	12/17/25	$9.48	10%	7,422,063	26.36%	1,956,799
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Service Providers

Investment Adviser and Administrator
Victory Capital Management Inc.
Custodian and Sub-Administrator
The Bank of New York Mellon Corporation
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Principal Underwriter
Victory Capital Services, Inc.
Legal Counsel
Sidley Austin LLP
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Proxy Voting Policies and Procedures of the Fund
are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareholders at www.pioneerinvestments.com. This information is also available on the Securities and Exchange Commission’s web site at www.sec.gov.

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How to Contact Victory Capital
We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.
Call us for:

Account Information,
including existing accounts,
new accounts, prospectuses, applications
and service forms
1-800-225-6292
Visit our web site:

vcm.com
This report must be preceded or accompanied by a prospectus.
The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission’s web site at https://sec.gov.

Victory Capital Management, Inc.
60 State Street
Boston, MA 02109
vcm.com
Securities offered through Victory Capital Services, Inc.
60 State Street, Boston, MA 02109
Underwriter of Victory Funds, Member SIPC
© 2025 Victory Capital Management, Inc. 28991-AFR-1225

ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3) Compliance with applicable governmental laws, rules, and regulations;

(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 19(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant’s Internet address and such intention.

Not applicable.

(f) The registrant must:

(1) File with the Commission, pursuant to Item 19(a)(1), a copy of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR (see attachment);

(2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

(3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made. See Item 19(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant’s Board of Trustees has determined that the registrant either:

  (i) Has at least one audit committee financial expert serving on its audit committee; or

  (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant’s Board of Trustees has determined that the registrant has at least one audit committee financial expert.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the Board of Trustees, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Mr. Fred J. Ricciardi, an independent Trustee, is such an audit committee financial expert.

(3) If the registrant provides the disclosure required by paragraph (a)(1) (ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

The Fund paid Deloitte & Touche LLP for audit fees of $182,260 and $179,100 during the fiscal years ended October 31, 2025 and 2024, respectively.

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

The Fund paid aggregate non-audit fees to Deloitte & Touche LLP for tax services of $28,440 and $31,600 during the fiscal years ended October 31, 2025 and 2024, respectively.

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

There were no other fees in 2025 or 2024.

(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

PIONEER FUNDS

APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES

PROVIDED BY THE INDEPENDENT AUDITOR

SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Amundi Asset Management US, Inc., the audit committee and the independent auditors.

The Funds recognize that a Fund’s independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund’s independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund’s independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

SECTION II - POLICY
SERVICE CATEGORY	SERVICE CATEGORY DESCRIPTION	SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
I. AUDIT SERVICES	Services that are directly related to performing the independent audit of the Funds

•

Accounting research assistance

•

SEC consultation, registration statements, and reporting

•

Tax accrual related matters

•

Implementation of new accounting standards

•

Compliance letters (e.g. rating agency letters)

•

Regulatory reviews and assistance regarding financial matters

•

Semi-annual reviews (if requested)

•

Comfort letters for closed end offerings

II. AUDIT-RELATED SERVICES	Services which are not prohibited under Rule 210.2-01(C)(4) (the “Rule”) and are related extensions of the audit services support the audit, or use the knowledge/expertise gained from the audit procedures as a foundation to complete the project. In most cases, if the Audit-Related Services are not performed by the Audit firm, the scope of the Audit Services would likely increase. The Services are typically well-defined and governed by accounting professional standards (AICPA, SEC, etc.)	• AICPA attest and agreed-upon procedures • Technology control assessments • Financial reporting control assessments • Enterprise security architecture assessment

AUDIT COMMITTEE APPROVAL POLICY	AUDIT COMMITTEE REPORTING POLICY

•

“One-time” pre-approval for the audit period for all pre-approved specific service subcategories. Approval of the independent auditors as auditors for a Fund shall constitute pre approval for these services.

• A summary of all such services and related fees reported at each regularly scheduled Audit Committee meeting.

• “One-time” pre-approval for the fund fiscal year within a specified dollar limit for all pre-approved specific service subcategories	• A summary of all such services and related fees (including comparison to specified dollar limits) reported quarterly.

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Specific approval is needed to exceed the pre-approved dollar limit for these services (see general Audit Committee approval policy below for details on obtaining specific approvals)

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Specific approval is needed to use the Fund’s auditors for Audit-Related Services not denoted as “pre-approved”, or to add a specific service subcategory as “pre-approved”

SECTION III - POLICY DETAIL, CONTINUED

SERVICE CATEGORY	SERVICE CATEGORY DESCRIPTION	SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
III. TAX SERVICES	Services which are not prohibited by the Rule, if an officer of the Fund determines that using the Fund’s auditor to provide these services creates significant synergy in the form of efficiency, minimized disruption, or the ability to maintain a desired level of confidentiality.	• Tax planning and support • Tax controversy assistance • Tax compliance, tax returns, excise tax returns and support • Tax opinions

AUDIT COMMITTEE APPROVAL POLICY	AUDIT COMMITTEE REPORTING POLICY
• “One-time” pre-approval for the fund fiscal year within a specified dollar limit	• A summary of all such services and related fees (including comparison to specified dollar limits) reported quarterly.

• Specific approval is needed to exceed the pre-approved dollar limits for these services (see general Audit Committee approval policy below for details on obtaining specific approvals)

• Specific approval is needed to use the Fund’s auditors for tax services not denoted as pre-approved, or to add a specific service subcategory as “pre-approved”

SECTION III - POLICY DETAIL, CONTINUED

SERVICE CATEGORY	SERVICE CATEGORY DESCRIPTION	SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
IV. OTHER SERVICES A. SYNERGISTIC, UNIQUE QUALIFICATIONS	Services which are not prohibited by the Rule, if an officer of the Fund determines that using the Fund’s auditor to provide these services creates significant synergy in the form of efficiency, minimized disruption, the ability to maintain a desired level of confidentiality, or where the Fund’s auditors posses unique or superior qualifications to provide these services, resulting in superior value and results for the Fund.	• Business Risk Management support • Other control and regulatory compliance projects

AUDIT COMMITTEE APPROVAL POLICY	AUDIT COMMITTEE REPORTING POLICY
• “One-time” pre-approval for the fund fiscal year within a specified dollar limit	• A summary of all such services and related fees (including comparison to specified dollar limits) reported quarterly.

• Specific approval is needed to exceed the pre-approved dollar limits for these services (see general Audit Committee approval policy below for details on obtaining specific approvals)

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Specific approval is needed to use the Fund’s auditors for “Synergistic” or “Unique Qualifications” Other Services not denoted as pre-approved to the left, or to add a specific service subcategory as “pre-approved”

SECTION III - POLICY DETAIL, CONTINUED

SERVICE CATEGORY	SERVICE CATEGORY DESCRIPTION	SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
PROHIBITED SERVICES	Services which result in the auditors losing independence status under the Rule.	1. Bookkeeping or other services related to the accounting records or financial statements of the audit client*

2. Financial information systems design and implementation*

3. Appraisal or valuation services, fairness* opinions, or contribution-in-kind reports

4. Actuarial services (i.e., setting actuarial reserves versus actuarial audit work)*

5. Internal audit outsourcing services*

6. Management functions or human resources

7. Broker or dealer, investment advisor, or investment banking services

8. Legal services and expert services unrelated to the audit

9. Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible

AUDIT COMMITTEE APPROVAL POLICY	AUDIT COMMITTEE REPORTING POLICY

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These services are not to be performed with the exception of the(*) services that may be permitted if they would not be subject to audit procedures at the audit client (as defined in rule 2-01(f)(4)) level the firm providing the service.

• A summary of all services and related fees reported at each regularly scheduled Audit Committee meeting will serve as continual confirmation that has not provided any restricted services.

GENERAL AUDIT COMMITTEE APPROVAL POLICY:

•	For all projects, the officers of the Funds and the Fund’s auditors will each make an assessment to determine that any proposed projects will not impair independence.

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Potential services will be classified into the four non-restricted service categories and the “Approval of Audit, Audit-Related, Tax and Other Services” Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

•	At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

Non-Audit Services

Beginning with non-audit service contracts entered into on or after May 6, 2003, the effective date of the new SEC pre-approval rules, the Fund’s audit committee is required to pre-approve services to affiliates defined by SEC rules to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Fund. For the years ended October 31, 2025 and 2024, there were no services provided to an affiliate that required the Fund’s audit committee pre-approval.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountants engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

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(g) Disclose the aggregate non-audit fees billed by the registrants accountant for services rendered to the registrant, and rendered to the registrants investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The Fund paid aggregate non-audit fees to Deloitte & Touche LLP for tax services of $28,440 and $31,600 during the fiscal years ended October 31, 2025 and 2024, respectively.

(h) Disclose whether the registrants audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrants investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

The Fund’s audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre- approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

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(i) A registrant identified by the Commission pursuant to Section 104(i)(2)(A) of the Sarbanes-Oxley Act of 2002 (15 U.S.C. 7214(i)(2)(A)), as having retained, for the preparation of the audit report on its financial statements included in the Form NCSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board has determined it is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction must electronically submit to the Commission on a supplemental basis documentation that establishes that the registrant is not owned or controlled by a governmental entity in the foreign jurisdiction. The registrant must submit this documentation on or before the due date for this form. A registrant that is owned or controlled by a foreign governmental entity is not required to submit such documentation.

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(j) A registrant that is a foreign issuer, as defined in 17 CFR 240.3b-4, identified by the Commission pursuant to Section 104(i)(2)(A) of the Sarbanes-Oxley Act of 2002 (15 U.S.C. 7214(i)(2)(A)), as having retained, for the preparation of the audit report on its financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board has determined it is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction, for each year in which the registrant is so identified, must provide the below disclosures. Also, any such identified foreign issuer that uses a variable-interest entity or any similar structure that results in additional foreign entities being consolidated in the financial statements of the registrant is required to provide the below disclosures for itself and its consolidated foreign operating entity or entities. A registrant must disclose:

(1) That, for the immediately preceding annual financial statement period, a registered public accounting firm that the PCAOB was unable to inspect or investigate completely, because of a position taken by an authority in the foreign jurisdiction, issued an audit report for the registrant;

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(2) The percentage of shares of the registrant owned by governmental entities in the foreign jurisdiction in which the registrant is incorporated or otherwise organized;

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(3) Whether governmental entities in the applicable foreign jurisdiction with respect to that registered public accounting firm have a controlling financial interest with respect to the registrant; N/A

(4) The name of each official of the Chinese Communist Party who is a member of the board of directors of the registrant or the operating entity with respect to the registrant;

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(5) Whether the articles of incorporation of the registrant (or equivalent organizing document) contains any charter of the Chinese Communist Party, including the text of any such charter.

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ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

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(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

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ITEM 6. SCHEDULE OF INVESTMENTS.

File Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.1212 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item 7 of this Form.

Included in Item 1

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Included in Item 1

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

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ITEM 9. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES. (Unaudited)

Proxy disclosures, if any, are included as part of the Financial Statements filed under Item 7 of this Form

Item 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES. (Unaudited)

Each Board Member also serves as a Board Member of other Funds in the Pioneer Family of Funds complex. Annual retainer fees and attendance fees are allocated to each Fund based on net assets. Trustees’ fees paid by the Fund are within Item 7. Statement of Operations as Trustees’ fees and expenses.

Item 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT. (Unaudited)

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ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. (Unaudited)

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.

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ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Additional information about the portfolio managers

Other Accounts Managed by the Portfolio Managers

The table below indicates, for the portfolio managers of the Fund, information about the accounts other than the Funds over which the portfolio manager has day-to-day investment responsibility. All information on the number of accounts and total assets in the table is as of October 31, 2025. For purposes of the table, “Other Pooled Investment Vehicles” may include investment partnerships, undertakings for collective investments in transferable securities (“UCITS”) and other non-U.S. investment funds and group trusts, and “Other Accounts” may include separate accounts for institutions or individuals, insurance company general or separate accounts, pension funds and other similar institutional accounts but generally do not include the portfolio manager’s personal investment accounts or those which the manager may be deemed to own beneficially under the code of ethics. Certain funds and other accounts managed by the portfolio manager may have substantially similar investment strategies.

Name of Portfolio Manager	Type of Account	Number of Accounts Managed	Total Assets Managed (000’s)	Number of Accounts Managed for which Advisory Fee is Performance- Based	Assets Managed for which Advisory Fee is Performance- Based (000’s)
Chin Liu	Other Registered Investment Companies	2	$2,202,355	N/A	N/A
	Other Pooled Investment Vehicles	1	$18,058	N/A	N/A
	Other Accounts	N/A	N/A	N/A	N/A

Fund Ownership

As of October 31, 2025, the dollar range of shares beneficially owned by the portfolio manager of the Fund are set forth below:

Pioneer ILS Interval Fund

Portfolio Manager	Beneficial Ownership of the Fund
Chin Liu	$100,001 – $500,000

Portfolio Manager Compensation

The Adviser has designed the structure of its portfolio managers’ compensation to (1) align portfolio managers’ interests with those of the Adviser’s clients with an emphasis on long-term, risk-adjusted investment performance, (2) help the Adviser attract and retain high-quality Investment Professionals, and (3) contribute to the Adviser’s overall financial success. Each of the portfolio managers receives a base salary plus an annual incentive bonus for managing a Fund, separate accounts, other investment companies, other pooled investment vehicles and other accounts (including any accounts for which the Adviser receives a performance fee) (together, “Accounts”). A portfolio manager’s base salary is dependent on the manager’s level of experience and expertise. The Adviser monitors each manager’s base salary relative to salaries paid for similar positions with peer firms by reviewing data provided by various independent third-party consultants that specialize in competitive salary information. Such data, however, is not considered to be a definitive benchmark.

Each of the Adviser’s investment franchises may earn incentive compensation based on a percentage of the Adviser’s revenue attributable to fees paid by Accounts managed by the team. The chief investment officer or a senior member of each team, in coordination with the Adviser, determines the allocation of the incentive compensation earned by the team among the team’s portfolio managers by establishing a “target” incentive for each portfolio manager based on the manager’s level of experience and expertise in the manager’s investment style. Individual performance is based on objectives established annually using performance metrics such as portfolio structure and positioning, research, stock selection, asset growth, client retention, presentation skills, marketing to prospective clients and contribution to the Adviser’s philosophy and values, such as leadership, risk management and teamwork. The annual incentive bonus also factors in individual investment performance of each portfolio manager’s portfolio or Fund relative to a selected peer group(s). The overall performance results for a manager are based on the composite performance of all Accounts managed by that manager on a combination of one-, three-, and five-year rolling performance periods as compared to the performance information of a peer group of similarly managed competitors.

The Adviser’s portfolio managers may participate in the equity ownership plan of the Adviser’s parent company. There is an ongoing annual equity pool granted to certain employees based on their contribution to the firm. Eligibility for participation in these incentive programs depends on the manager’s performance and seniority.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR, provide the following information:

(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrant’s portfolio (“Portfolio Manager”). Also state each Portfolio Manager’s business experience during the past 5 years.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

During the period covered by this report, there were no purchases made by or on behalf of the registrant or any affiliated purchaser as defined in Rule10b-18(a)(3) under the Securities Exchange Act of 1934 (the Exchange Act), of shares of the registrants equity securities that are registered by the registrant pursuant to Section 12 of the Exchange Act.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-R(17 CFR 229.407)(as required by Item 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-R of Schedule 14(A) in its definitive proxy statement, or this item.

ITEM 16. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financials officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30(a)-3(b) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are effective based on the evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a) If the registrant is a closed-end management investment company, provide the following dollar amounts of income and compensation related to the securities lending activities of the registrant during its most recent fiscal year:

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(1) Gross income from securities lending activities;

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(2) All fees and/or compensation for each of the following securities lending activities and related services: any share of revenue generated by the securities lending program paid to the securities lending agent(s) (revenue split); fees paid for cash collateral management services (including fees deducted from a pooled cash collateral reinvestment vehicle) that are not included in the revenue split; administrative fees that are not included in the revenue split; fees for indemnification that are not included in the revenue split; rebates paid to borrowers; and any other fees relating to the securities lending program that are not included in the revenue split, including a description of those other fees;

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(3) The aggregate fees/compensation disclosed pursuant to paragraph (2); and

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(4) Net income from securities lending activities (i.e., the dollar amount in paragraph (1) minus the dollar amount in paragraph (3)).

If a fee for a service is included in the revenue split, state that the fee is included in the revenue split.

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(b) If the registrant is a closed-end management investment company, describe the services provided to the registrant by the securities lending agent in the registrants most recent fiscal year.

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Item 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

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ITEM 19. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) , exactly as set forth below:

Filed herewith.

(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(3) Not applicable.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer ILS Interval Fund

By (Signature and Title)* /s/ Thomas Dusenberry

Thomas Dusenberry, President and Principal Executive Officer

Date January 6, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Thomas Dusenberry

Thomas Dusenberry, President and Principal Executive Officer

Date January 6, 2026

By (Signature and Title)* /s/ Carol D. Trevino

Carol D. Trevino, Treasurer Principal Financial Officer

Date January 6, 2026

* Print the name and title of each signing officer under his or her signature.